EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (20.0%)
1290 VT Equity Income Portfolio‡	677,080	$3,261,594
1290 VT GAMCO Small Company Value Portfolio‡	21,519	1,441,796
1290 VT Micro Cap Portfolio‡	207,038	1,603,631
ATM International Managed Volatility Portfolio‡	984,265	9,682,766
ATM Large Cap Managed Volatility Portfolio‡	3,352,533	47,474,511
ATM Mid Cap Managed Volatility Portfolio‡	1,913,159	14,114,584
ATM Small Cap Managed Volatility Portfolio‡	498,468	4,844,464
EQ/AB Small Cap Growth Portfolio‡	218,996	3,267,486
EQ/American Century Mid Cap Value Portfolio‡	127,801	2,642,795
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	816,645	7,352,477
EQ/Global Equity Managed Volatility Portfolio‡	226,061	3,458,681
EQ/International Core Managed Volatility Portfolio‡	218,117	2,250,126
EQ/International Equity Index Portfolio‡	68,367	685,461
EQ/International Value Managed Volatility Portfolio‡	271,183	3,446,234
EQ/Janus Enterprise Portfolio*‡	297,761	6,165,673
EQ/JPMorgan Growth Stock Portfolio*‡(a)	65,485	3,954,573
EQ/JPMorgan Value Opportunities Portfolio‡	178,903	3,290,986
EQ/Large Cap Core Managed Volatility Portfolio‡	920,752	9,734,572
EQ/Large Cap Growth Index Portfolio‡	52,495	1,070,694
EQ/Large Cap Value Managed Volatility Portfolio‡	267,171	4,638,304
EQ/Loomis Sayles Growth Portfolio*‡	544,615	5,164,647
EQ/MFS International Growth Portfolio‡	476,311	3,307,137
EQ/Morgan Stanley Small Cap Growth Portfolio‡	247,589	1,627,072
EQ/Value Equity Portfolio‡	169,844	3,311,405

Total Equity		147,791,669

Fixed Income (79.7%)
1290 Diversified Bond Fund‡	3,488,695	28,607,297
1290 VT DoubleLine Opportunistic Bond Portfolio‡	5,195,605	43,751,535
1290 VT High Yield Bond Portfolio‡	1,396,080	12,154,968
EQ/Core Bond Index Portfolio‡	12,715,365	114,793,346
EQ/Core Plus Bond Portfolio‡	10,318,554	34,275,880
EQ/Intermediate Government Bond Portfolio‡	15,273,185	144,460,269
EQ/Long-Term Bond Portfolio‡	7,246,366	47,285,466
EQ/PIMCO Ultra Short Bond Portfolio‡	6,919,663	69,353,206
EQ/Quality Bond PLUS Portfolio‡	4,734,809	35,722,948
Multimanager Core Bond Portfolio‡	7,053,243	57,738,428

Total Fixed Income		588,143,343

Total Investments in Securities (99.7%) (Cost $786,680,595)		735,935,012
Other Assets Less Liabilities (0.3%)		2,485,841

Net Assets (100%)		$738,420,853

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliate s for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	677,080	4,287,107	63,476	(979,908)	124,298	(233,379)	3,261,594	—	—
1290 VT GAMCO Small Company Value Portfolio	21,519	1,339,130	—	—	—	102,666	1,441,796	—	—
1290 VT Micro Cap Portfolio	207,038	1,886,023	21,159	(226,636)	(3,778)	(73,137)	1,603,631	—	—
ATM International Managed Volatility Portfolio	984,265	12,409,311	105,793	(3,678,180)	328,080	517,762	9,682,766	—	—
ATM Large Cap Managed Volatility Portfolio	3,352,533	49,363,153	571,284	(8,644,170)	1,909,683	4,274,561	47,474,511	—	—
ATM Mid Cap Managed Volatility Portfolio	1,913,159	14,957,407	148,110	(1,586,451)	3,097	592,421	14,114,584	—	—
ATM Small Cap Managed Volatility Portfolio	498,468	5,351,031	42,316	(703,272)	16,634	137,755	4,844,464	—	—
EQ/AB Small Cap Growth Portfolio	218,996	3,580,819	21,159	(526,636)	(13,252)	205,396	3,267,486	—	—
EQ/American Century Mid Cap Value Portfolio	127,801	3,430,968	21,158	(726,636)	2,497	(85,192)	2,642,795	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	816,645	8,234,170	84,635	(1,906,544)	(243,294)	1,183,510	7,352,477	—	—
EQ/Global Equity Managed Volatility Portfolio	226,061	4,289,745	42,318	(1,288,272)	74,200	340,690	3,458,681	—	—
EQ/International Core Managed Volatility Portfolio	218,117	2,927,045	42,318	(923,272)	174,623	29,412	2,250,126	—	—
EQ/International Equity Index Portfolio	68,367	633,603	—	—	—	51,858	685,461	—	—
EQ/International Value Managed Volatility Portfolio	271,183	4,191,333	42,317	(1,163,272)	162,075	213,781	3,446,234	—	—
EQ/Janus Enterprise Portfolio*	297,761	6,144,323	42,317	(453,272)	1,316	430,989	6,165,673	—	—
EQ/JPMorgan Growth Stock Portfolio*(a)	65,485	3,232,466	21,159	(226,636)	(5,103)	932,687	3,954,573	—	—
EQ/JPMorgan Value Opportunities Portfolio	178,903	4,189,291	63,475	(1,029,908)	182,587	(114,459)	3,290,986	—	—
EQ/Large Cap Core Managed Volatility Portfolio	920,752	12,201,624	126,952	(3,959,815)	1,763,679	(397,868)	9,734,572	—	—
EQ/Large Cap Growth Index Portfolio	52,495	1,237,662	—	(500,000)	298,230	34,802	1,070,694	—	—
EQ/Large Cap Value Managed Volatility Portfolio	267,171	5,627,233	84,635	(1,306,544)	222,410	10,570	4,638,304	—	—
EQ/Loomis Sayles Growth Portfolio*	544,615	5,393,011	42,318	(1,743,272)	171,154	1,301,436	5,164,647	—	—
EQ/MFS International Growth Portfolio	476,311	4,826,960	42,317	(1,828,272)	315,485	(49,353)	3,307,137	—	—
EQ/Morgan Stanley Small Cap Growth Portfolio	247,589	1,787,250	21,159	(526,636)	(22,735)	368,034	1,627,072	—	—
EQ/Value Equity Portfolio	169,844	3,883,303	63,477	(829,908)	282,277	(87,744)	3,311,405	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
Fixed Income
1290 Diversified Bond Fund	3,488,695	26,886,513	4,498,722	—	—	(2,777,938)	28,607,297	648,722	—
1290 VT DoubleLine Opportunistic Bond Portfolio	5,195,605	45,582,027	3,386,649	(5,212,626)	(131,148)	126,633	43,751,535	—	—
1290 VT High Yield Bond Portfolio	1,396,080	12,129,835	480,793	(1,133,180)	5,679	671,841	12,154,968	—	—
EQ/Core Bond Index Portfolio	12,715,365	127,917,416	1,417,629	(15,184,606)	(76,086)	718,993	114,793,346	—	—
EQ/Core Plus Bond Portfolio	10,318,554	38,015,592	1,580,856	(4,079,446)	(345,358)	(895,764)	34,275,880	—	—
EQ/Intermediate Government Bond Portfolio	15,273,185	161,695,537	1,883,119	(20,170,596)	(297,019)	1,349,228	144,460,269	—	—
EQ/Long-Term Bond Portfolio	7,246,366	56,988,194	2,367,504	(9,292,072)	(2,135,809)	(642,351)	47,285,466	—	—
EQ/PIMCO Ultra Short Bond Portfolio	6,919,663	72,017,645	592,442	(6,345,806)	(69,182)	3,158,107	69,353,206	—	—
EQ/Quality Bond PLUS Portfolio	4,734,809	38,937,327	1,152,014	(4,306,082)	(311,622)	251,311	35,722,948	—	—
Multimanager Core Bond Portfolio	7,053,243	58,606,390	7,462,890	(6,572,441)	(355,907)	(1,402,504)	57,738,428	1,024,289	—

Total		804,180,444	26,536,470	(107,054,367)	2,027,711	10,244,754	735,935,012	1,673,011	—

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$28,607,297	$707,327,715	$—	$735,935,012

Total Assets	$28,607,297	$707,327,715	$—	$735,935,012

Total Liabilities	$—	$—	$—	$—

Total	$28,607,297	$707,327,715	$—	$735,935,012

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$38,644,446
Aggregate gross unrealized depreciation	(90,867,435)

Net unrealized depreciation	$(52,222,989)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$788,158,001

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (40.0%)
1290 VT Equity Income Portfolio‡	1,632,164	$7,862,378
1290 VT GAMCO Small Company Value Portfolio‡	63,054	4,224,741
1290 VT Micro Cap Portfolio‡	485,770	3,762,579
1290 VT Small Cap Value Portfolio‡	383,967	4,196,811
ATM International Managed Volatility Portfolio‡	3,108,125	30,576,369
ATM Large Cap Managed Volatility Portfolio‡	6,707,020	94,976,692
ATM Mid Cap Managed Volatility Portfolio‡	3,007,406	22,187,532
ATM Small Cap Managed Volatility Portfolio‡	2,106,900	20,476,360
EQ/AB Small Cap Growth Portfolio‡	663,054	9,892,951
EQ/American Century Mid Cap Value Portfolio‡	150,129	3,104,527
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	1,441,785	12,980,786
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	198,395	2,564,606
EQ/Global Equity Managed Volatility Portfolio‡	709,033	10,848,031
EQ/International Core Managed Volatility Portfolio‡	698,139	7,202,093
EQ/International Equity Index Portfolio‡	93,426	936,714
EQ/International Value Managed Volatility Portfolio‡	848,312	10,780,478
EQ/Janus Enterprise Portfolio*‡	481,153	9,963,120
EQ/JPMorgan Growth Stock Portfolio*‡(a)	125,979	7,607,748
EQ/JPMorgan Value Opportunities Portfolio‡	419,981	7,725,700
EQ/Large Cap Core Managed Volatility Portfolio‡	1,659,940	17,549,579
EQ/Large Cap Growth Index Portfolio‡	56,443	1,151,230
EQ/Large Cap Value Managed Volatility Portfolio‡	626,161	10,870,661
EQ/Loomis Sayles Growth Portfolio*‡	910,307	8,632,537
EQ/MFS International Growth Portfolio‡	1,598,112	11,096,053
EQ/Morgan Stanley Small Cap Growth Portfolio‡	805,165	5,291,269
EQ/Value Equity Portfolio‡	394,223	7,686,067

Total Equity		334,147,612

Fixed Income (59.9%)
1290 Diversified Bond Fund‡	2,997,050	24,575,808
1290 VT DoubleLine Opportunistic Bond Portfolio‡	4,424,142	37,255,148
1290 VT High Yield Bond Portfolio‡	1,189,544	10,356,767
EQ/Core Bond Index Portfolio‡	9,544,483	86,166,869
EQ/Core Plus Bond Portfolio‡	8,871,347	29,468,587
EQ/Intermediate Government Bond Portfolio‡	12,174,748	115,153,934
EQ/Long-Term Bond Portfolio‡	9,293,004	60,640,603
EQ/PIMCO Ultra Short Bond Portfolio‡	5,251,192	52,630,736
EQ/Quality Bond PLUS Portfolio‡	4,490,882	33,882,574
Multimanager Core Bond Portfolio‡	6,106,714	49,990,060

Total Fixed Income		500,121,086

Total Investments in Securities (99.9%) (Cost $836,383,373)		834,268,698
Other Assets Less Liabilities (0.1%)		708,283

Net Assets (100%)		$834,976,981

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	1,632,164	9,117,712	28,241	(1,031,397)	74,212	(326,390)	7,862,378	—	—
1290 VT GAMCO Small Company Value Portfolio	63,054	4,516,207	14,120	(665,698)	356,471	3,641	4,224,741	—	—
1290 VT Micro Cap Portfolio	485,770	4,396,699	14,120	(465,698)	(1,489)	(181,053)	3,762,579	—	—
1290 VT Small Cap Value Portfolio	383,967	4,848,551	14,119	(615,698)	72,399	(122,560)	4,196,811	—	—
ATM International Managed Volatility Portfolio	3,108,125	37,149,090	98,843	(9,184,888)	(60,150)	2,573,474	30,576,369	—	—
ATM Large Cap Managed Volatility Portfolio	6,707,020	94,182,266	310,652	(11,170,363)	2,236,925	9,417,212	94,976,692	—	—
ATM Mid Cap Managed Volatility Portfolio	3,007,406	23,503,041	70,604	(2,328,492)	6,093	936,286	22,187,532	—	—
ATM Small Cap Managed Volatility Portfolio	2,106,900	22,370,430	77,663	(2,561,341)	17,995	571,613	20,476,360	—	—
EQ/AB Small Cap Growth Portfolio	663,054	11,694,825	35,301	(2,514,246)	129,021	548,050	9,892,951	—	—
EQ/American Century Mid Cap Value Portfolio	150,129	3,743,516	7,060	(532,849)	32,572	(145,772)	3,104,527	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	1,441,785	14,628,646	42,361	(3,397,095)	(693,137)	2,400,011	12,980,786	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	198,395	2,965,132	14,120	(465,698)	86,528	(35,476)	2,564,606	—	—
EQ/Global Equity Managed Volatility Portfolio	709,033	12,888,122	35,301	(3,354,246)	269,586	1,009,268	10,848,031	—	—
EQ/International Core Managed Volatility Portfolio	698,139	9,228,435	28,242	(2,691,397)	845,293	(208,480)	7,202,093	—	—
EQ/International Equity Index Portfolio	93,426	1,420,717	—	(600,000)	229,565	(113,568)	936,714	—	—
EQ/International Value Managed Volatility Portfolio	848,312	12,491,474	42,362	(2,867,095)	127,628	986,109	10,780,478	—	—
EQ/Janus Enterprise Portfolio*	481,153	10,586,939	21,181	(1,448,547)	19,163	784,384	9,963,120	—	—
EQ/JPMorgan Growth Stock Portfolio*(a)	125,979	6,261,775	14,120	(465,698)	(256)	1,797,807	7,607,748	—	—
EQ/JPMorgan Value Opportunities Portfolio	419,981	8,788,532	28,242	(1,206,397)	142,187	(26,864)	7,725,700	—	—
EQ/Large Cap Core Managed Volatility Portfolio	1,659,940	19,128,664	70,604	(3,828,492)	1,687,125	491,678	17,549,579	—	—
EQ/Large Cap Growth Index Portfolio	56,443	1,535,859	—	(800,000)	381,125	34,246	1,151,230	—	—
EQ/Large Cap Value Managed Volatility Portfolio	626,161	12,003,111	49,422	(1,629,944)	769,414	(321,342)	10,870,661	—	—
EQ/Loomis Sayles Growth Portfolio*	910,307	9,067,956	28,242	(2,931,397)	288,557	2,179,179	8,632,537	—	—
EQ/MFS International Growth Portfolio	1,598,112	14,570,702	42,362	(4,277,095)	700,412	59,672	11,096,053	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	805,165	5,703,345	28,242	(1,506,397)	(39,670)	1,105,749	5,291,269	—	—
EQ/Value Equity Portfolio	394,223	8,784,071	28,242	(1,581,397)	660,390	(205,239)	7,686,067	—	—
Fixed Income
1290 Diversified Bond Fund	2,997,050	23,258,611	3,720,190	—	—	(2,402,993)	24,575,808	570,190	—
1290 VT DoubleLine Opportunistic Bond Portfolio	4,424,142	39,089,867	2,115,026	(3,958,436)	(81,325)	90,016	37,255,148	—	—
1290 VT High Yield Bond Portfolio	1,189,544	10,285,411	428,242	(931,397)	(1,649)	576,160	10,356,767	—	—
EQ/Core Bond Index Portfolio	9,544,483	91,996,769	4,686,832	(10,943,910)	4,035	423,143	86,166,869	—	—
EQ/Core Plus Bond Portfolio	8,871,347	33,174,842	598,843	(3,259,888)	(381,020)	(664,190)	29,468,587	—	—
EQ/Intermediate Government Bond Portfolio	12,174,748	123,170,755	5,415,676	(14,203,798)	(108,839)	880,140	115,153,934	—	—
EQ/Long-Term Bond Portfolio	9,293,004	70,093,539	3,482,410	(9,313,966)	(1,613,042)	(2,008,338)	60,640,603	—	—
EQ/PIMCO Ultra Short Bond Portfolio	5,251,192	54,195,164	761,206	(4,656,983)	(152,821)	2,484,170	52,630,736	—	—
EQ/Quality Bond PLUS Portfolio	4,490,882	34,386,553	2,843,844	(3,259,888)	(25,263)	(62,672)	33,882,574	—	—
Multimanager Core Bond Portfolio	6,106,714	50,918,345	5,513,195	(4,889,832)	12,347	(1,563,995)	49,990,060	914,929	—

Total		896,145,673	30,709,230	(119,539,663)	5,990,382	20,963,076	834,268,698	1,485,119	—

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$24,575,808	$809,692,890	$—	$834,268,698

Total Assets	$24,575,808	$809,692,890	$—	$834,268,698

Total Liabilities	$—	$—	$—	$—

Total	$24,575,808	$809,692,890	$—	$834,268,698

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$94,278,492
Aggregate gross unrealized depreciation	(97,594,687)

Net unrealized depreciation	$(3,316,195)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$837,584,893

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (50.1%)
1290 VT Equity Income Portfolio‡	12,740,121	$61,371,052
1290 VT GAMCO Small Company Value Portfolio‡	717,360	48,064,179
1290 VT Micro Cap Portfolio‡	4,197,392	32,511,309
1290 VT Small Cap Value Portfolio‡	3,564,154	38,956,716
ATM International Managed Volatility Portfolio‡	31,569,286	310,564,772
ATM Large Cap Managed Volatility Portfolio‡	46,075,050	652,459,035
ATM Mid Cap Managed Volatility Portfolio‡	12,184,783	89,894,841
ATM Small Cap Managed Volatility Portfolio‡	21,209,116	206,125,367
EQ/AB Small Cap Growth Portfolio‡	7,047,619	105,152,396
EQ/American Century Mid Cap Value Portfolio‡	991,542	20,504,106
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	10,899,143	98,127,990
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,495,074	32,253,313
EQ/Global Equity Managed Volatility Portfolio‡	7,225,301	110,545,373
EQ/International Core Managed Volatility Portfolio‡	7,145,793	73,716,981
EQ/International Equity Index Portfolio‡	644,747	6,464,373
EQ/International Value Managed Volatility Portfolio‡	8,651,557	109,945,324
EQ/Janus Enterprise Portfolio*‡	1,744,569	36,124,365
EQ/JPMorgan Growth Stock Portfolio*‡(a)	851,028	51,392,746
EQ/JPMorgan Value Opportunities Portfolio‡	3,272,571	60,200,163
EQ/Large Cap Core Managed Volatility Portfolio‡	12,514,991	132,313,682
EQ/Large Cap Growth Index Portfolio‡	363,736	7,418,836
EQ/Large Cap Value Managed Volatility Portfolio‡	4,801,052	83,350,191
EQ/Loomis Sayles Growth Portfolio*‡	6,386,780	60,566,539
EQ/MFS International Growth Portfolio‡	16,573,469	115,073,359
EQ/Morgan Stanley Small Cap Growth Portfolio‡	8,114,301	53,324,391
EQ/Value Equity Portfolio‡	3,078,655	60,023,709

Total Equity		2,656,445,108

Fixed Income (49.8%)
1290 Diversified Bond Fund‡	15,703,881	128,771,822
1290 VT DoubleLine Opportunistic Bond Portfolio‡	23,480,474	197,726,127
1290 VT High Yield Bond Portfolio‡	6,290,179	54,765,443
EQ/Core Bond Index Portfolio‡	48,057,505	433,859,489
EQ/Core Plus Bond Portfolio‡	46,998,233	156,117,389
EQ/Intermediate Government Bond Portfolio‡	60,878,604	575,815,680
EQ/Long-Term Bond Portfolio‡	58,473,509	381,563,276
EQ/PIMCO Ultra Short Bond Portfolio‡	26,600,290	266,604,793
EQ/Quality Bond PLUS Portfolio‡	24,070,318	181,604,503
Multimanager Core Bond Portfolio‡	32,295,871	264,376,642

Total Fixed Income		2,641,205,164

Total Investments in Securities (99.9%) (Cost $5,150,487,285)		5,297,650,272
Other Assets Less Liabilities (0.1%)		5,039,869

Net Assets (100%)		$5,302,690,141

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	12,740,121	69,092,136	—	(5,760,653)	95,756	(2,056,187)	61,371,052	—	—
1290 VT GAMCO Small Company Value Portfolio	717,360	53,353,115	—	(9,608,522)	4,832,906	(513,320)	48,064,179	—	—
1290 VT Micro Cap Portfolio	4,197,392	37,572,786	—	(3,456,391)	4,368	(1,609,454)	32,511,309	—	—
1290 VT Small Cap Value Portfolio	3,564,154	42,957,478	—	(3,456,391)	(88,579)	(455,792)	38,956,716	—	—
ATM International Managed Volatility Portfolio	31,569,286	357,900,322	—	(71,399,001)	111,972	23,951,479	310,564,772	—	—
ATM Large Cap Managed Volatility Portfolio	46,075,050	631,093,151	—	(56,454,394)	3,784,499	74,035,779	652,459,035	—	—
ATM Mid Cap Managed Volatility Portfolio	12,184,783	92,054,000	—	(5,760,652)	3,996	3,597,497	89,894,841	—	—
ATM Small Cap Managed Volatility Portfolio	21,209,116	220,166,761	—	(19,586,218)	325,669	5,219,155	206,125,367	—	—
EQ/AB Small Cap Growth Portfolio	7,047,619	118,589,295	—	(19,917,044)	223,647	6,256,498	105,152,396	—	—
EQ/American Century Mid Cap Value Portfolio	991,542	22,441,773	—	(1,152,130)	(11,871)	(773,666)	20,504,106	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	10,899,143	98,671,668	—	(11,564,913)	(854,815)	11,876,050	98,127,990	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,495,074	35,181,965	—	(3,456,392)	114,100	413,640	32,253,313	—	—
EQ/Global Equity Managed Volatility Portfolio	7,225,301	122,924,051	—	(24,417,043)	(1,627,483)	13,665,848	110,545,373	—	—
EQ/International Core Managed Volatility Portfolio	7,145,793	89,286,517	—	(21,662,784)	6,725,813	(632,565)	73,716,981	—	—
EQ/International Equity Index Portfolio	644,747	6,823,979	—	(950,000)	268,417	321,977	6,464,373	—	—
EQ/International Value Managed Volatility Portfolio	8,651,557	126,613,158	—	(27,917,045)	850,925	10,398,286	109,945,324	—	—
EQ/Janus Enterprise Portfolio*	1,744,569	37,631,558	—	(4,304,262)	44,298	2,752,771	36,124,365	—	—
EQ/JPMorgan Growth Stock Portfolio*(a)	851,028	41,702,520	—	(2,304,261)	7,042	11,987,445	51,392,746	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,272,571	66,558,343	—	(7,160,652)	607,914	194,558	60,200,163	—	—
EQ/Large Cap Core Managed Volatility Portfolio	12,514,991	130,490,508	—	(12,673,435)	3,808,693	10,687,916	132,313,682	—	—
EQ/Large Cap Growth Index Portfolio	363,736	6,594,340	—	(800,000)	72,908	1,551,588	7,418,836	—	—
EQ/Large Cap Value Managed Volatility Portfolio	4,801,052	89,289,726	—	(9,217,044)	4,064,506	(786,997)	83,350,191	—	—
EQ/Loomis Sayles Growth Portfolio*	6,386,780	62,303,926	—	(18,808,522)	1,059,166	16,011,969	60,566,539	—	—
EQ/MFS International Growth Portfolio	16,573,469	147,945,624	—	(40,421,304)	5,028,809	2,520,230	115,073,359	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	8,114,301	56,837,621	—	(14,212,783)	(256,663)	10,956,216	53,324,391	—	—
EQ/Value Equity Portfolio	3,078,655	66,431,064	—	(9,860,653)	2,792,394	660,904	60,023,709	—	—
Fixed Income
1290 Diversified Bond Fund	15,703,881	118,144,273	23,230,144	—	—	(12,602,595)	128,771,822	2,930,144	—
1290 VT DoubleLine Opportunistic Bond Portfolio	23,480,474	199,026,841	15,000,001	(16,129,827)	(3,551)	(167,337)	197,726,127	—	—
1290 VT High Yield Bond Portfolio	6,290,179	53,001,634	2,250,000	(3,456,391)	3,674	2,966,526	54,765,443	—	—
EQ/Core Bond Index Portfolio	48,057,505	450,956,691	23,519,999	(42,628,828)	30,238	1,981,389	433,859,489	—	—
EQ/Core Plus Bond Portfolio	46,998,233	168,580,313	5,849,999	(12,673,435)	(477,639)	(5,161,849)	156,117,389	—	—
EQ/Intermediate Government Bond Portfolio	60,878,604	596,945,478	29,350,000	(54,150,133)	(115,636)	3,785,971	575,815,680	—	—
EQ/Long-Term Bond Portfolio	58,473,509	428,861,785	19,499,999	(43,780,958)	(3,535,902)	(19,481,648)	381,563,276	—	—
EQ/PIMCO Ultra Short Bond Portfolio	26,600,290	260,930,476	13,730,000	(19,586,218)	(270,799)	11,801,334	266,604,793	—	—
EQ/Quality Bond PLUS Portfolio	24,070,318	176,096,621	19,900,001	(13,825,566)	(35,532)	(531,021)	181,604,503	—	—
Multimanager Core Bond Portfolio	32,295,871	265,522,745	27,768,336	(20,738,349)	52,430	(8,228,520)	264,376,642	4,768,336	—

Total		5,548,574,242	180,098,479	(633,252,194)	27,635,670	174,594,075	5,297,650,272	7,698,480	—

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$128,771,822	$5,168,878,450	$—	$5,297,650,272

Total Assets	$128,771,822	$5,168,878,450	$—	$5,297,650,272

Total Liabilities	$—	$—	$—	$—

Total	$128,771,822	$5,168,878,450	$—	$5,297,650,272

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$694,095,890
Aggregate gross unrealized depreciation	(571,013,579)

Net unrealized appreciation	$123,082,311

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,174,567,961

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (70.6%)
1290 VT Equity Income Portfolio‡	25,554,006	$123,097,433
1290 VT GAMCO Small Company Value Portfolio‡	1,525,868	102,235,370
1290 VT Micro Cap Portfolio‡	7,710,438	59,721,949
1290 VT Small Cap Value Portfolio‡	6,456,027	70,565,303
ATM International Managed Volatility Portfolio‡	52,776,569	519,192,709
ATM Large Cap Managed Volatility Portfolio‡	81,409,419	1,152,821,548
ATM Mid Cap Managed Volatility Portfolio‡	13,466,063	99,347,653
ATM Small Cap Managed Volatility Portfolio‡	43,954,779	427,184,007
EQ/AB Small Cap Growth Portfolio‡	13,970,226	208,439,580
EQ/American Century Mid Cap Value Portfolio‡	1,066,908	22,062,605
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	17,679,444	159,172,911
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	5,454,494	70,509,128
EQ/Global Equity Managed Volatility Portfolio‡	12,027,828	184,022,884
EQ/International Core Managed Volatility Portfolio‡	11,878,951	122,544,884
EQ/International Equity Index Portfolio‡	641,845	6,435,279
EQ/International Value Managed Volatility Portfolio‡	14,443,255	183,547,116
EQ/Janus Enterprise Portfolio*‡	1,937,794	40,125,444
EQ/JPMorgan Growth Stock Portfolio*‡(a)	1,183,974	71,498,977
EQ/JPMorgan Value Opportunities Portfolio‡	6,107,166	112,343,602
EQ/Large Cap Core Managed Volatility Portfolio‡	23,827,355	251,912,683
EQ/Large Cap Growth Index Portfolio‡	397,724	8,112,056
EQ/Large Cap Value Managed Volatility Portfolio‡	9,608,566	166,812,562
EQ/Loomis Sayles Growth Portfolio*‡	11,628,299	110,272,443
EQ/MFS International Growth Portfolio‡	28,929,132	200,861,538
EQ/Morgan Stanley Small Cap Growth Portfolio‡	16,034,138	105,370,828
EQ/Value Equity Portfolio‡	6,424,327	125,253,377

Total Equity		4,703,463,869

Fixed Income (29.4%)
1290 Diversified Bond Fund‡	11,675,725	95,740,945
1290 VT DoubleLine Opportunistic Bond Portfolio‡	17,460,358	147,031,482
1290 VT High Yield Bond Portfolio‡	4,596,966	40,023,488
EQ/Core Bond Index Portfolio‡	34,142,549	308,236,330
EQ/Core Plus Bond Portfolio‡	34,782,133	115,538,298
EQ/Intermediate Government Bond Portfolio‡	42,963,452	406,366,564
EQ/Long-Term Bond Portfolio‡	48,990,402	319,682,174
EQ/PIMCO Ultra Short Bond Portfolio‡	19,742,187	197,868,582
EQ/Quality Bond PLUS Portfolio‡	17,566,243	132,532,890
Multimanager Core Bond Portfolio‡	24,075,627	197,085,053

Total Fixed Income		1,960,105,806

Total Investments in Securities (100.0%) (Cost $5,929,975,462)		6,663,569,675
Other Assets Less Liabilities (0.0%)†		3,291,866

Net Assets (100%)		$6,666,861,541

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity 1290
VT Equity Income Portfolio	25,554,006	137,929,255	—	(10,915,425)	(50,628)	(3,865,769)	123,097,433	—	—
1290 VT GAMCO Small Company Value Portfolio	1,525,868	117,532,660	—	(25,415,426)	12,678,685	(2,560,549)	102,235,370	—	—
1290 VT Micro Cap Portfolio	7,710,438	68,910,541	—	(6,237,386)	77,775	(3,028,981)	59,721,949	—	—
1290 VT Small Cap Value Portfolio	6,456,027	77,793,729	—	(6,237,386)	(100,754)	(890,286)	70,565,303	—	—
ATM International Managed Volatility Portfolio	52,776,569	579,151,061	—	(98,399,088)	11,588	38,429,148	519,192,709	—	—
ATM Large Cap Managed Volatility Portfolio	81,409,419	1,117,918,233	—	(102,916,869)	(8,894,438)	146,714,622	1,152,821,548	—	—
ATM Mid Cap Managed Volatility Portfolio	13,466,063	103,090,568	—	(7,796,733)	27,001	4,026,817	99,347,653	—	—
ATM Small Cap Managed Volatility Portfolio	43,954,779	465,353,133	—	(50,661,702)	550,806	11,941,770	427,184,007	—	—
EQ/AB Small Cap Growth Portfolio	13,970,226	227,218,817	—	(30,271,505)	1,471,331	10,020,937	208,439,580	—	—
EQ/American Century Mid Cap Value Portfolio	1,066,908	24,462,457	—	(1,559,346)	(13,302)	(827,204)	22,062,605	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	17,679,444	156,046,830	—	(14,034,118)	(402,142)	17,562,341	159,172,911	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	5,454,494	75,647,296	—	(6,237,385)	71,842	1,027,375	70,509,128	—	—
EQ/Global Equity Managed Volatility Portfolio	12,027,828	201,918,168	—	(37,652,811)	(18,888)	19,776,415	184,022,884	—	—
EQ/International Core Managed Volatility Portfolio	11,878,951	140,153,543	—	(27,024,773)	9,053,602	362,512	122,544,884	—	—
EQ/International Equity Index Portfolio	641,845	6,751,836	—	(900,001)	252,493	330,951	6,435,279	—	—
EQ/International Value Managed Volatility Portfolio	14,443,255	193,547,096	—	(26,852,812)	(258,617)	17,111,449	183,547,116	—	—
EQ/Janus Enterprise Portfolio*	1,937,794	40,394,727	—	(3,118,693)	79,027	2,770,383	40,125,444	—	—
EQ/JPMorgan Growth Stock Portfolio*(a)	1,183,974	59,232,289	—	(4,678,039)	(15,074)	16,959,801	71,498,977	—	—
EQ/JPMorgan Value Opportunities Portfolio	6,107,166	121,951,368	—	(10,915,425)	412,255	895,404	112,343,602	—	—
EQ/Large Cap Core Managed Volatility Portfolio	23,827,355	250,946,927	—	(26,949,544)	8,133,668	19,781,632	251,912,683	—	—
EQ/Large Cap Growth Index Portfolio	397,724	7,309,486	—	(1,000,000)	57,353	1,745,217	8,112,056	—	—
EQ/Large Cap Value Managed Volatility Portfolio	9,608,566	177,454,184	—	(17,152,812)	7,195,072	(683,882)	166,812,562	—	—
EQ/Loomis Sayles Growth Portfolio*	11,628,299	98,275,760	—	(13,756,080)	990,706	24,762,057	110,272,443	—	—
EQ/MFS International Growth Portfolio	28,929,132	242,656,594	—	(53,421,504)	7,174,662	4,451,786	200,861,538	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	16,034,138	106,666,057	—	(20,734,118)	45,763	19,393,126	105,370,828	—	—
EQ/Value Equity Portfolio	6,424,327	132,590,336	—	(13,915,425)	(1,467,537)	8,046,003	125,253,377	—	—
Fixed Income
1290 Diversified Bond Fund	11,675,725	86,079,865	19,062,015	—	—	(9,400,935)	95,740,945	2,162,015	—
1290 VT DoubleLine Opportunistic Bond Portfolio	17,460,358	145,646,071	14,050,001	(12,474,772)	10,448	(200,266)	147,031,482	—	—
1290 VT High Yield Bond Portfolio	4,596,966	37,816,339	3,200,000	(3,118,693)	3,049	2,122,793	40,023,488	—	—
EQ/Core Bond Index Portfolio	34,142,549	313,536,228	26,110,000	(32,746,277)	31,076	1,305,303	308,236,330	—	—
EQ/Core Plus Bond Portfolio	34,782,133	115,053,840	15,800,000	(10,915,426)	6,810	(4,406,926)	115,538,298	—	—
EQ/Intermediate Government Bond Portfolio	42,963,452	417,718,846	28,199,999	(42,102,356)	(103,418)	2,653,493	406,366,564	—	—
EQ/Long-Term Bond Portfolio	48,990,402	352,154,623	26,000,000	(38,983,663)	(4,932,178)	(14,556,608)	319,682,174	—	—
EQ/PIMCO Ultra Short Bond Portfolio	19,742,187	192,811,878	10,589,999	(14,034,118)	(102,271)	8,603,094	197,868,582	—	—
EQ/Quality Bond PLUS Portfolio	17,566,243	129,545,266	14,300,001	(10,915,426)	53,530	(450,481)	132,532,890	—	—
Multimanager Core Bond Portfolio	24,075,627	194,533,157	24,261,599	(15,593,465)	52,192	(6,168,430)	197,085,053	3,511,599	—

Total		6,915,799,064	181,573,614	(799,638,602)	32,081,487	333,754,112	6,663,569,675	5,673,614	—

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$95,740,945	$6,567,828,730	$—	$6,663,569,675

Total Assets	$95,740,945	$6,567,828,730	$—	$6,663,569,675

Total Liabilities	$—	$—	$—	$—

Total	$95,740,945	$6,567,828,730	$—	$6,663,569,675

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,123,407,590
Aggregate gross unrealized depreciation	(457,327,183)

Net unrealized appreciation	$666,080,407

Federal income tax cost of investments in securities and derivative instruments, if applicable	$5,997,489,268

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (91.3%)
1290 VT Equity Income Portfolio‡	14,344,555	$69,099,847
1290 VT GAMCO Small Company Value Portfolio‡	1,084,190	72,642,299
1290 VT Micro Cap Portfolio‡	3,518,176	27,250,377
1290 VT Small Cap Value Portfolio‡	3,140,971	34,331,263
ATM International Managed Volatility Portfolio‡	31,396,659	308,866,548
ATM Large Cap Managed Volatility Portfolio‡	48,063,839	680,621,853
ATM Mid Cap Managed Volatility Portfolio‡	6,921,777	51,066,318
ATM Small Cap Managed Volatility Portfolio‡	22,750,310	221,103,798
EQ/AB Small Cap Growth Portfolio‡	6,009,162	89,658,332
EQ/American Century Mid Cap Value Portfolio‡	553,144	11,438,468
EQ/ClearBridge Select Equity Managed Volatility Portfolio‡	10,871,515	97,879,246
EQ/Franklin Small Cap Value Managed Volatility Portfolio‡	2,920,100	37,747,538
EQ/Global Equity Managed Volatility Portfolio‡	7,230,360	110,622,777
EQ/International Core Managed Volatility Portfolio‡	6,541,304	67,480,987
EQ/International Equity Index Portfolio‡	526,853	5,282,341
EQ/International Value Managed Volatility Portfolio‡	7,662,893	97,381,232
EQ/Janus Enterprise Portfolio*‡	786,727	16,290,558
EQ/JPMorgan Growth Stock Portfolio*‡(a)	509,257	30,753,515
EQ/JPMorgan Value Opportunities Portfolio‡	3,440,940	63,297,382
EQ/Large Cap Core Managed Volatility Portfolio‡	14,750,404	155,947,395
EQ/Large Cap Growth Index Portfolio‡	279,412	5,698,939
EQ/Large Cap Value Managed Volatility Portfolio‡	5,740,315	99,656,561
EQ/Loomis Sayles Growth Portfolio*‡	6,336,044	60,085,406
EQ/MFS International Growth Portfolio‡	17,414,030	120,909,564
EQ/Morgan Stanley Small Cap Growth Portfolio‡	7,596,939	49,924,462
EQ/Value Equity Portfolio‡	3,833,898	74,748,472

Total Equity		2,659,785,478

Fixed Income (8.7%)
1290 Diversified Bond Fund‡	1,508,674	12,371,124
1290 VT DoubleLine Opportunistic Bond Portfolio‡	2,237,000	18,837,499
1290 VT High Yield Bond Portfolio‡	637,816	5,553,144
EQ/Core Bond Index Portfolio‡	4,181,064	37,746,323
EQ/Core Plus Bond Portfolio‡	4,472,619	14,857,017
EQ/Intermediate Government Bond Portfolio‡	5,158,855	48,794,641
EQ/Long-Term Bond Portfolio‡	7,193,092	46,937,834
EQ/PIMCO Ultra Short Bond Portfolio‡	2,569,477	25,752,913
EQ/Quality Bond PLUS Portfolio‡	2,094,109	15,799,530
Multimanager Core Bond Portfolio‡	3,092,675	25,316,886

Total Fixed Income		251,966,911

Total Investments in Securities (100.0%) (Cost $2,453,295,410)		2,911,752,389
Other Assets Less Liabilities (0.0%)†		1,416,024

Net Assets (100%)		$2,913,168,413

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
1290 VT Equity Income Portfolio	14,344,555	75,801,208	48,088	(4,583,174)	(98,524)	(2,067,751)	69,099,847	—	—
1290 VT GAMCO Small Company Value Portfolio	1,084,190	73,751,305	42,744	(7,073,932)	1,783,092	4,139,090	72,642,299	—	—
1290 VT Micro Cap Portfolio	3,518,176	31,131,538	26,716	(2,546,208)	(146,727)	(1,214,942)	27,250,377	—	—
1290 VT Small Cap Value Portfolio	3,140,971	37,323,123	26,716	(2,546,208)	(2,865)	(469,503)	34,331,263	—	—
ATM International Managed Volatility Portfolio	31,396,659	310,066,679	213,723	(21,219,661)	51,045	19,754,762	308,866,548	—	—
ATM Large Cap Managed Volatility Portfolio	48,063,839	645,134,591	470,190	(44,813,255)	665,268	79,165,059	680,621,853	—	—
ATM Mid Cap Managed Volatility Portfolio	6,921,777	52,056,916	32,058	(3,055,449)	3,234	2,029,559	51,066,318	—	—
ATM Small Cap Managed Volatility Portfolio	22,750,310	232,007,903	176,322	(16,804,971)	7,583	5,716,961	221,103,798	—	—
EQ/AB Small Cap Growth Portfolio	6,009,162	92,449,869	74,803	(7,129,381)	189,005	4,074,036	89,658,332	—	—
EQ/American Century Mid Cap Value Portfolio	553,144	12,382,346	5,343	(509,241)	(5,094)	(434,886)	11,438,468	—	—
EQ/ClearBridge Select Equity Managed Volatility Portfolio	10,871,515	94,991,297	80,146	(7,638,623)	(1,823,949)	12,270,375	97,879,246	—	—
EQ/Franklin Small Cap Value Managed Volatility Portfolio	2,920,100	40,194,695	32,058	(3,055,449)	(862)	577,096	37,747,538	—	—
EQ/Global Equity Managed Volatility Portfolio	7,230,360	117,356,346	74,802	(18,229,381)	214,543	11,206,467	110,622,777	—	—
EQ/International Core Managed Volatility Portfolio	6,541,304	68,131,896	53,430	(5,092,415)	251,317	4,136,759	67,480,987	—	—
EQ/International Equity Index Portfolio	526,853	6,673,895	—	(2,000,000)	791,155	(182,709)	5,282,341	—	—
EQ/International Value Managed Volatility Portfolio	7,662,893	96,297,252	74,803	(7,129,381)	(16,117)	8,154,675	97,381,232	—	—
EQ/Janus Enterprise Portfolio*	786,727	16,162,278	10,685	(1,018,483)	3,658	1,132,420	16,290,558	—	—
EQ/JPMorgan Growth Stock Portfolio*(a)	509,257	25,483,894	21,371	(2,036,966)	(42,403)	7,327,619	30,753,515	—	—
EQ/JPMorgan Value Opportunities Portfolio	3,440,940	67,142,340	48,087	(4,583,174)	(19,958)	710,087	63,297,382	—	—
EQ/Large Cap Core Managed Volatility Portfolio	14,750,404	150,276,496	117,548	(11,203,314)	588,602	16,168,063	155,947,395	—	—
EQ/Large Cap Growth Index Portfolio	279,412	4,579,992	—	—	—	1,118,947	5,698,939	—	—
EQ/Large Cap Value Managed Volatility Portfolio	5,740,315	103,915,545	85,489	(8,147,865)	2,941,864	861,528	99,656,561	—	—
EQ/Loomis Sayles Growth Portfolio*	6,336,044	50,830,800	42,744	(4,073,932)	127,462	13,158,332	60,085,406	—	—
EQ/MFS International Growth Portfolio	17,414,030	133,518,331	90,832	(18,607,106)	(346,678)	6,254,185	120,909,564	—	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
EQ/Morgan Stanley Small Cap Growth Portfolio	7,596,939	46,751,601	53,430	(5,092,415)	(10,693)	8,222,539	49,924,462	—	—
EQ/Value Equity Portfolio	3,833,898	75,564,717	48,087	(4,583,174)	(337,262)	4,056,104	74,748,472	—	—
Fixed Income
1290 Diversified Bond Fund	1,508,674	10,626,029	2,909,626	—	—	(1,164,531)	12,371,124	249,625	—
1290 VT DoubleLine Opportunistic Bond Portfolio	2,237,000	19,935,413	416,029	(1,527,725)	(78,953)	92,735	18,837,499	—	—
1290 VT High Yield Bond Portfolio	637,816	5,255,876	—	—	—	297,268	5,553,144	—	—
EQ/Core Bond Index Portfolio	4,181,064	35,744,582	4,932,058	(3,055,449)	(7,826)	132,958	37,746,323	—	—
EQ/Core Plus Bond Portfolio	4,472,619	13,555,155	2,885,686	(1,018,482)	(54,029)	(511,313)	14,857,017	—	—
EQ/Intermediate Government Bond Portfolio	5,158,855	47,750,798	4,842,743	(4,073,932)	(32,206)	307,238	48,794,641	—	—
EQ/Long-Term Bond Portfolio	7,193,092	48,418,803	5,542,745	(4,073,932)	(387,740)	(2,562,042)	46,937,834	—	—
EQ/PIMCO Ultra Short Bond Portfolio	2,569,477	24,552,331	1,636,029	(1,527,725)	(10,201)	1,102,479	25,752,913	—	—
EQ/Quality Bond PLUS Portfolio	2,094,109	15,628,434	1,235,686	(1,018,483)	(49,124)	3,017	15,799,530	—	—
Multimanager Core Bond Portfolio	3,092,675	24,256,431	3,374,121	(1,527,725)	(90,045)	(695,896)	25,316,886	438,091	—

Total		2,905,700,705	29,724,938	(230,596,611)	4,056,572	202,866,785	2,911,752,389	687,716	—

(a)	Formerly known as EQ/T. Rowe Price Growth Stock Portfolio.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$12,371,124	$2,899,381,265	$—	$2,911,752,389

Total Assets	$12,371,124	$2,899,381,265	$—	$2,911,752,389

Total Liabilities	$—	$—	$—	$—

Total	$12,371,124	$2,899,381,265	$—	$2,911,752,389

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$549,223,956
Aggregate gross unrealized depreciation	(121,023,828)

Net unrealized appreciation	$428,200,128

Federal income tax cost of investments in securities and derivative instruments, if applicable	$2,483,552,261

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
LONG-TERM DEBT SECURITIES:
Asset-Backed Securities (5.1%)
Affirm Asset Securitization Trust,
Series 2022-A A 4.300%, 5/17/27§	$105,000	$102,829
Series 2023-A A 6.610%, 1/18/28§	105,000	105,341
Series 2023-B A 6.820%, 9/15/28§	270,000	270,429
American Credit Acceptance Receivables Trust,
Series 2020-4 C 1.310%, 12/14/26§	17,214	17,102
Series 2021-3 C 0.980%, 11/15/27§	309,096	305,325
Series 2022-4 C 7.860%, 2/15/29§	70,000	70,680
Series 2023-3 C 6.440%, 10/12/29§	370,000	368,784
AmeriCredit Automobile Receivables Trust,
Series 2020-2 B 0.970%, 2/18/26	2,229	2,222
Series 2021-2 B 0.690%, 1/19/27	190,000	181,080
Series 2021-3 C 1.410%, 8/18/27	425,000	385,774
Series 2022-1 B 2.770%, 4/19/27	680,000	643,761
Series 2022-2 A3 4.380%, 4/18/28	270,000	266,066
Series 2023-1 B 5.570%, 3/20/28	450,000	441,284
Aqua Finance Trust,
Series 2021-A A 1.540%, 7/17/46§	237,662	207,609
Avis Budget Rental Car Funding AESOP LLC,
Series 2023-2A A 5.200%, 10/20/27§	185,000	180,350
Series 2023-3A A 5.440%, 2/22/28§	1,535,000	1,508,671
BHG Securitization Trust,
Series 2022-C A 5.320%, 10/17/35§	65,968	65,598
Canadian Pacer Auto Receivables Trust,
Series 2021-1A A3 0.500%, 10/20/25§	350,312	341,127
CarMax Auto Owner Trust,
Series 2021-4 A3 0.560%, 9/15/26	450,061	431,757
Series 2023-2 A3 5.050%, 1/18/28	550,000	543,256
Series 2023-3 A3 5.280%, 5/15/28	155,000	153,732
CarNow Auto Receivables Trust,
Series 2023-1A A 6.620%, 12/16/24§	49,394	49,391
Carvana Auto Receivables Trust,
Series 2021-N4 C 1.720%, 9/11/28	91,531	86,783
Series 2021-P3 A3 0.700%, 11/10/26	543,927	523,509
Series 2023-N1 A 6.360%, 4/12/27§	377,500	378,609
Series 2023-P1 A3 5.980%, 12/10/27§	850,000	845,211
Series 2023-P4 A3 6.160%, 10/10/28§	355,000	355,014
Chesapeake Funding II LLC,
Series 2023-1A A1 5.650%, 5/15/35§	415,704	413,439
CNH Equipment Trust,
Series 2020-A A3 1.160%, 6/16/25	4,959	4,932
Commonbond Student Loan Trust,
Series 2021-BGS A 1.170%, 9/25/51§	404,047	327,482
Credit Acceptance Auto Loan Trust,
Series 2021-3A A 1.000%, 5/15/30§	166,054	162,848
Series 2022-3A A 6.570%, 10/15/32§	735,000	737,276
Series 2023-1A A 6.480%, 3/15/33§	730,000	729,955
Series 2023-2A B 6.610%, 7/15/33§	435,000	427,119
Series 2023-3A C 7.620%, 12/15/33§	100,000	99,130
DLLMT LLC,
Series 2023-1A A3 5.340%, 3/22/27§	590,000	581,863
Donlen Fleet Lease Funding LLC,
Series 2021-2 A2 0.560%, 12/11/34§	97,217	95,199
Drive Auto Receivables Trust,
Series 2021-3 B 1.110%, 5/15/26	154,822	153,934
DT Auto Owner Trust,
Series 2020-2A C 3.280%, 3/16/26§	17,226	17,156
Series 2021-2A B 0.810%, 1/15/27§	8,017	8,004
Series 2021-4A C 1.500%, 9/15/27§	155,000	147,011
Series 2022-3A B 6.740%, 7/17/28§	565,000	561,820
Series 2023-2A B 5.410%, 2/15/29§	360,000	354,386
Enterprise Fleet Financing LLC,
Series 2021-2 A2 0.480%, 5/20/27§	311,161	301,928
Series 2022-3 A2 4.380%, 7/20/29§	130,408	128,018
Series 2023-2 A2 5.560%, 4/22/30§	400,000	397,353
Exeter Automobile Receivables Trust,
Series 2021-3A B 0.690%, 1/15/26	19,193	19,157
Series 2021-4A B 1.050%, 5/15/26	179,298	178,255
Series 2022-5A B 5.970%, 3/15/27	590,000	587,499
Series 2023-1A B 5.720%, 4/15/27	375,000	373,112

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2023-2A B 5.610%, 9/15/27	$350,000	$345,992
Series 2023-3A B 6.110%, 9/15/27	120,000	119,599
Flagship Credit Auto Trust,
Series 2020-2 C 3.800%, 4/15/26§	5,851	5,842
Series 2020-4 C 1.280%, 2/16/27§	61,702	59,945
Series 2021-1 B 0.680%, 2/16/27§	28,350	28,184
Series 2021-2 B 0.930%, 6/15/27§	145,000	141,754
Series 2022-4 A3 6.320%, 6/15/27§	420,000	423,875
Series 2023-2 C 5.810%, 5/15/29§	460,000	448,076
Ford Credit Auto Owner Trust,
Series 2021-1 A 1.370%, 10/17/33§	275,000	246,812
Series 2023-2 A 5.280%, 2/15/36§	915,000	896,947
Ford Credit Floorplan Master Owner Trust,
Series 2023-1 A1 4.920%, 5/15/28§	310,000	304,392
Foursight Capital Automobile Receivables Trust,
Series 2021-2 A3 0.810%, 5/15/26§	248,114	246,116
Series 2022-1 A3 1.830%, 12/15/26§	325,000	317,518
Series 2022-2 A3 4.590%, 6/15/27§	275,000	269,870
Frontier Issuer LLC,
Series 2023-1 A2 6.600%, 8/20/53§	605,000	578,294
GECU Auto Receivables Trust,
Series 2023-1A A3 5.630%, 8/15/28§	340,000	337,587
GLS Auto Receivables Issuer Trust,
Series 2020-4A C 1.140%, 11/17/25§	12,023	11,937
Series 2021-3A B 0.780%, 11/17/25§	142,900	142,054
Series 2021-4A B 1.530%, 4/15/26§	768,250	757,482
GM Financial Automobile Leasing Trust,
Series 2021-3 A3 0.390%, 10/21/24	495,184	491,995
Series 2023-2 A3 5.050%, 7/20/26	255,000	252,372
GM Financial Revolving Receivables Trust,
Series 2021-1 A 1.170%, 6/12/34§	195,000	171,525
Harley-Davidson Motorcycle Trust,
Series 2021-B A3 0.560%, 11/16/26	390,093	378,454
Hertz Vehicle Financing III LLC,
Series 2023-3A A 5.940%, 2/25/28§	630,000	627,716
Hilton Grand Vacations Trust,
Series 2022-2A C 5.570%, 1/25/37§	76,610	73,488
Hyundai Auto Lease Securitization Trust,
Series 2023-B A3 5.150%, 6/15/26§	340,000	337,369
M&T Equipment 2023-LEAF1 Notes,
Series 2023-1A A3 5.740%, 7/15/30§	290,000	287,566
Marlette Funding Trust,
Series 2022-3A A 5.180%, 11/15/32§	55,272	55,094
Mercedes-Benz Auto Lease Trust,
Series 2021-B A3 0.400%, 11/15/24	199,818	198,161
Mercedes-Benz Auto Receivables Trust,
Series 2021-1 A3 0.460%, 6/15/26	469,376	453,946
Mission Lane Credit Card Master Trust,
Series 2023-A A 7.230%, 7/17/28§	190,000	188,035
Navient Private Education Refi Loan Trust,
Series 2019-GA A 2.400%, 10/15/68§	70,236	65,345
Series 2021-EA A 0.970%, 12/16/69§	983,851	822,122
Navistar Financial Dealer Note Master Owner Trust II,
Series 2023-1 A 6.180%, 8/25/28§	225,000	224,642
New Economy Assets Phase 1 Sponsor LLC,
Series 2021-1 A1 1.910%, 10/20/61§	695,000	597,640
NextGear Floorplan Master Owner Trust,
Series 2021-1A A 0.850%, 7/15/26§	1,215,000	1,166,984
OneMain Financial Issuance Trust,
Series 2022-S1 A 4.130%, 5/14/35§	990,000	950,954
Prestige Auto Receivables Trust,
Series 2020-1A C 1.310%, 11/16/26§	30,068	29,954
Series 2021-1A C 1.530%, 2/15/28§	350,000	328,476
Series 2023-1A C 5.650%, 2/15/28§	350,000	342,753
Santander Consumer Auto Receivables Trust,
Series 2020-AA C 3.710%, 2/17/26§	11,449	11,425

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Santander Drive Auto Receivables Trust,
Series 2022-3 B 4.130%, 8/16/27	$665,000	$647,960
Series 2022-4 B 4.420%, 11/15/27	450,000	440,674
Series 2022-5 B 4.430%, 3/15/27	240,000	236,004
Series 2023-1 C 5.090%, 5/15/30	115,000	112,335
Series 2023-2 A3 5.210%, 7/15/27	265,000	262,836
Series 2023-3 C 5.770%, 11/15/30	155,000	153,227
Series 2023-4 B 5.770%, 12/15/28	325,000	323,836
SCF Equipment Leasing LLC,
Series 2022-1A A3 2.920%, 7/20/29§	325,000	314,100
SFS Auto Receivables Securitization Trust,
Series 2023-1A A3 5.470%, 10/20/28§	390,000	385,154
SMB Private Education Loan Trust,
Series 2021-D A1A 1.340%, 3/17/53§	227,527	199,530
SoFi Professional Loan Program Trust,
Series 2020-A A2FX 2.540%, 5/15/46§	67,373	61,833
Toyota Auto Loan Extended Note Trust,
Series 2020-1A A 1.350%, 5/25/33§	110,000	102,306
Toyota Auto Receivables Owner Trust,
Series 2021-C A3 0.430%, 1/15/26	553,614	535,699
United Auto Credit Securitization Trust,
Series 2022-2 C 5.810%, 5/10/27§	255,000	251,954
Westlake Automobile Receivables Trust,
Series 2020-3A C 1.240%, 11/17/25§	11,083	11,018
Series 2021-2A B 0.620%, 7/15/26§	123,327	122,578
Series 2021-3A C 1.580%, 1/15/27§	855,000	818,359
Series 2023-1A C 5.740%, 8/15/28§	175,000	171,918
Series 2023-3A C 6.020%, 9/15/28§	615,000	612,733
Wheels Fleet Lease Funding LLC,
Series 2023-1A A 5.800%, 4/18/38§	720,000	716,212
World Omni Automobile Lease Securitization Trust,
Series 2023-A A3 5.070%, 9/15/26	345,000	341,876
World Omni Select Auto Trust,
Series 2021-A B 0.850%, 8/16/27	300,000	282,912

Total Asset- Backed Securities		36,481,516

Collateralized Mortgage Obligation (0.0%)†
GNMA,
Series 2022-120 EI 5.500%, 2/20/47 IO	1,963,153	321,668

Total Collateralized Mortgage Obligation		321,668

Commercial Mortgage-Backed Securities (2.2%)
BANK,
Series 2020-BN27 A5 2.144%, 4/15/63	250,000	193,691
Series 2021-BN34 A5 2.438%, 6/15/63	660,000	498,530
Series 2021-BN36 A5 2.470%, 9/15/64	1,045,000	816,067
Series 2021-BN37 A5 2.618%, 11/15/64(l)	755,000	592,411
Series 2022-BNK40 A4 3.507%, 3/15/64(l)	400,000	333,726
BANK5,
Series 2023-5YR3 A3 6.724%, 9/15/56(l)	385,000	394,393
BBCMS Mortgage Trust,
Series 2020-BID A 7.587%, 10/15/37(l)§	215,000	204,787
Series 2021-C12 A5 2.689%, 11/15/54	755,000	597,836
Series 2023-C20 A5 5.576%, 7/15/56	285,000	277,692
Benchmark Mortgage Trust,
Series 2021-B28 A5 2.224%, 8/15/54	780,000	596,459
Series 2021-B29 A5 2.388%, 9/15/54	695,000	539,494
Series 2021-B31 A5 2.669%, 12/15/54	605,000	476,213
Series 2023-V2 A3 5.812%, 5/15/55(l)	470,000	463,687
BPR Trust,
Series 2021-NRD A 6.858%, 12/15/38(l)§	420,000	406,096
Series 2022-OANA A 7.230%, 4/15/37(l)§	310,000	304,381
CSMC LLC,
Series 2014-USA A1 3.304%, 9/15/37§	272,399	237,252
Series 2014-USA A2 3.953%, 9/15/37§	575,000	484,569
DC Commercial Mortgage Trust,
Series 2023-DC A 6.314%, 9/12/40§	295,000	293,796
DROP Mortgage Trust,
Series 2021-FILE A 6.596%, 10/15/43(l)§	420,000	391,628

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
FHLMC Multifamily Structured Pass-Through Certificates,
Series K738 A2 1.545%, 1/25/27	$250,000	$223,000
Series K-F107 AS 5.561%, 3/25/28(l)	791,694	785,203
GS Mortgage Securities Corp. Trust,
Series 2012-BWTR A 2.954%, 11/5/34§	305,000	208,432
Series 2013-PEMB A 3.668%, 3/5/33(l)§	140,000	125,300
Hudsons Bay Simon JV Trust,
Series 2015-HB7 A7 3.914%, 8/5/34§	120,000	107,140
Med Trust,
Series 2021-MDLN A 6.396%, 11/15/38(l)§	716,561	697,521
Morgan Stanley Bank of America Merrill Lynch Trust,
Series 2013-C11 A4 4.020%, 8/15/46(l)	162,429	159,263
Morgan Stanley Capital I Trust,
Series 2020-HR8 A4 2.041%, 7/15/53	275,000	214,204
Series 2021-L7 A5 2.574%, 10/15/54	775,000	602,555
SCOTT Trust,
Series 2023-SFS A 5.910%, 3/15/40§	480,000	465,453
SPGN Mortgage Trust,
Series 2022-TFLM A 6.882%, 2/15/39(l)§	760,000	721,814
Wells Fargo Commercial Mortgage Trust,
Series 2020-C57 A4 2.118%, 8/15/53	355,000	278,947
Series 2020-C58 A4 2.092%, 7/15/53	100,000	76,884
Series 2021-C60 A4 2.342%, 8/15/54	1,540,000	1,186,333
Series 2021-C61 A4 2.658%, 11/15/54	1,100,000	862,079
Series 2022-C62 A4 4.000%, 4/15/55(l)	715,000	619,345

Total Commercial Mortgage- Backed Securities		15,436,181

Convertible Bond (0.3%)
Information Technology (0.3%)
Technology Hardware, Storage & Peripherals (0.3%)
Western Digital Corp.
1.500%, 2/1/24(e)	1,900,000	1,867,700

Total Information Technology		1,867,700

Total Convertible Bond		1,867,700

Corporate Bonds (27.0%)
Communication Services (1.3%)
Diversified Telecommunication Services (0.5%)
Altice France SA 8.125%, 2/1/27§	200,000	175,838
AT&T, Inc.
5.400%, 2/15/34	505,000	471,314
Bell Canada (The)
5.100%, 5/11/33	460,000	430,315
CCO Holdings LLC
5.500%, 5/1/26§	144,000	139,055
6.375%, 9/1/29§	409,000	379,859
4.750%, 3/1/30§	112,000	93,940
4.750%, 2/1/32§	228,000	182,970
4.500%, 5/1/32	496,000	389,980
4.500%, 6/1/33§	504,000	385,031
Level 3 Financing, Inc.
4.250%, 7/1/28§	267,000	166,875
Lumen Technologies, Inc.
5.125%, 12/15/26§	370,000	210,900
Windstream Escrow LLC
7.750%, 8/15/28§	295,000	233,787
Zayo Group Holdings, Inc.
4.000%, 3/1/27§	462,000	342,458
6.125%, 3/1/28§	348,000	223,513

		3,825,835

Entertainment (0.2%)
Lions Gate Capital Holdings LLC
5.500%, 4/15/29§	62,000	40,920
Live Nation Entertainment, Inc.
4.875%, 11/1/24§	214,000	209,720
6.500%, 5/15/27§	230,000	226,028
Take-Two Interactive Software, Inc.
4.950%, 3/28/28	380,000	366,854
Warnermedia Holdings, Inc.
5.141%, 3/15/52	370,000	273,319

		1,116,841

Interactive Media & Services (0.0%)†
Rackspace Technology Global, Inc.
5.375%, 12/1/28§	253,000	86,652

Media (0.6%)
CSC Holdings LLC
11.250%, 5/15/28§	200,000	199,000
5.750%, 1/15/30§	258,000	144,524
Gray Television, Inc.
4.750%, 10/15/30§	286,000	189,475
McGraw-Hill Education, Inc.
8.000%, 8/1/29§	373,000	321,246
Nexstar Media, Inc.
5.625%, 7/15/27§	515,000	458,350
Outfront Media Capital LLC
5.000%, 8/15/27§	407,000	357,541
Sinclair Television Group, Inc.
5.500%, 3/1/30§	255,000	134,194
Sirius XM Radio, Inc.
3.125%, 9/1/26§	372,000	331,545
3.875%, 9/1/31§	498,000	377,235
Stagwell Global LLC
5.625%, 8/15/29§	446,000	357,491

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
TEGNA, Inc.
4.750%, 3/15/26§	$271,000	$256,773
5.000%, 9/15/29	177,000	148,237
Univision Communications, Inc.
7.375%, 6/30/30§	253,000	230,863
Videotron Ltd.
3.625%, 6/15/29§	175,000	146,781
VZ Secured Financing BV
5.000%, 1/15/32§	530,000	416,151
Ziggo Bond Co. BV
6.000%, 1/15/27§	348,000	317,585

		4,386,991

Total Communication Services		9,416,319

Consumer Discretionary (2.7%)
Automobile Components (0.1%)
Aptiv plc
3.100%, 12/1/51	260,000	147,569
Clarios Global LP
6.750%, 5/15/28§	339,000	330,949
Denso Corp.
1.239%, 9/16/26§	565,000	493,397

		971,915

Automobiles (0.5%)
BMW US Capital LLC
5.150%, 8/11/33§	865,000	823,861
Ford Motor Co.
6.625%, 10/1/28	241,000	241,603
Hyundai Capital America
5.950%, 9/21/26§	440,000	438,756
2.100%, 9/15/28§	285,000	235,901
5.700%, 6/26/30§	375,000	361,002
Kia Corp.
1.000%, 4/16/24§	200,000	194,638
Mercedes-Benz Finance North America LLC
5.100%, 8/3/28§	475,000	464,881
Nissan Motor Acceptance Co. LLC
7.050%, 9/15/28§	280,000	279,708
Volkswagen Group of America Finance LLC
3.350%, 5/13/25§	315,000	301,626

		3,341,976

Broadline Retail (0.1%)
Getty Images, Inc.
9.750%, 3/1/27§	780,000	772,200
K2016470219 South Africa Ltd.
3.000%, 12/1/26(h)(r)§	245,575	—
Prosus NV
4.987%, 1/19/52§	275,000	180,155

		952,355

Distributors (0.2%)
LKQ Corp.
5.750%, 6/15/28§	360,000	351,321
Ritchie Bros Holdings, Inc.
7.750%, 3/15/31§	196,000	198,450
Windsor Holdings III LLC
8.500%, 6/15/30§	480,000	472,800

		1,022,571

Diversified Consumer Services (0.0%)†
GEMS MENASA Cayman Ltd.
7.125%, 7/31/26§	200,000	194,202

Hotels, Restaurants & Leisure (1.1%)
1011778 BC ULC
5.750%, 4/15/25§	220,000	218,350
3.875%, 1/15/28§	136,000	122,218
Caesars Entertainment, Inc.
6.250%, 7/1/25§	534,000	527,325
4.625%, 10/15/29§	207,000	174,915
7.000%, 2/15/30§	89,000	86,552
Carnival Corp.
6.000%, 5/1/29§	437,000	370,904
7.000%, 8/15/29§	109,000	107,092
CDI Escrow Issuer, Inc.
5.750%, 4/1/30§	431,000	388,439
CEC Entertainment LLC
6.750%, 5/1/26§	273,000	257,464
Churchill Downs, Inc.
5.500%, 4/1/27§	246,000	233,700
Dave & Buster’s, Inc.
7.625%, 11/1/25§	414,000	415,035
Expedia Group, Inc.
6.250%, 5/1/25§	290,000	290,393
Hilton Domestic Operating Co., Inc.
5.750%, 5/1/28§	233,000	223,680
3.625%, 2/15/32§	389,000	313,534
Hyatt Hotels Corp.
5.750%, 1/30/27	375,000	372,208
Life Time, Inc.
5.750%, 1/15/26§	396,000	382,140
MajorDrive Holdings IV LLC
6.375%, 6/1/29§	300,000	247,500
Marriott International, Inc.
5.550%, 10/15/28	640,000	631,551
NCL Corp. Ltd.
8.375%, 2/1/28§	240,000	242,549
Ontario Gaming GTA LP
8.000%, 8/1/30§	264,000	262,020
Royal Caribbean Cruises Ltd.
5.375%, 7/15/27§	431,000	397,597
11.625%, 8/15/27§	210,000	227,850
Scientific Games Holdings LP
6.625%, 3/1/30§	267,000	230,955
Six Flags Entertainment Corp.
7.250%, 5/15/31§	246,000	230,471
Station Casinos LLC
4.500%, 2/15/28§	338,000	293,891
4.625%, 12/1/31§	281,000	223,339
Wyndham Hotels & Resorts, Inc.
4.375%, 8/15/28§	262,000	234,490
Yum! Brands, Inc.
5.375%, 4/1/32	256,000	232,371

		7,938,533

Household Durables (0.2%)
CD&R Smokey Buyer, Inc.
6.750%, 7/15/25§	403,000	388,331
M.D.C. Holdings, Inc.
3.966%, 8/6/61	485,000	268,273

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Mohawk Industries, Inc.
5.850%, 9/18/28	$190,000	$188,886
Newell Brands, Inc.
6.625%, 9/15/29	160,000	152,000
Whirlpool Corp.
5.500%, 3/1/33	120,000	114,820

		1,112,310

Leisure Products (0.1%)
Brunswick Corp.
0.850%, 8/18/24	780,000	741,478
4.400%, 9/15/32	20,000	16,260

		757,738

Specialty Retail (0.3%)
Asbury Automotive Group, Inc.
5.000%, 2/15/32§	266,000	220,115
AutoNation, Inc.
3.500%, 11/15/24	170,000	164,308
Dick’s Sporting Goods, Inc.
4.100%, 1/15/52	365,000	220,810
LBM Acquisition LLC
6.250%, 1/15/29§	274,000	224,680
LCM Investments Holdings II LLC
4.875%, 5/1/29§	250,000	210,625
Sonic Automotive, Inc.
4.875%, 11/15/31§	237,000	188,654
Specialty Building Products Holdings LLC
6.375%, 9/30/26§	450,000	420,642
SRS Distribution, Inc.
6.000%, 12/1/29§	312,000	262,080
White Cap Buyer LLC
6.875%, 10/15/28§	337,000	297,403

		2,209,317

Textiles, Apparel & Luxury Goods (0.1%)
Crocs, Inc.
4.125%, 8/15/31§	296,000	228,426
Hanesbrands, Inc.
9.000%, 2/15/31§	238,000	225,648

		454,074

Total Consumer Discretionary		18,954,991

Consumer Staples (1.3%)
Beverages (0.1%)
Coca-Cola Europacific Partners plc
0.800%, 5/3/24§	505,000	490,560
Primo Water Holdings, Inc.
4.375%, 4/30/29§	273,000	232,732

		723,292

Consumer Staples Distribution & Retail (0.3%)
Albertsons Cos., Inc.
3.250%, 3/15/26§	212,000	196,100
Dollar General Corp.
5.450%, 7/5/33	765,000	704,863
Performance Food Group, Inc.
6.875%, 5/1/25§	231,000	230,423
United Natural Foods, Inc.
6.750%, 10/15/28§	300,000	228,000
US Foods, Inc.
4.625%, 6/1/30§	297,000	257,277
7.250%, 1/15/32§	177,000	176,821
Walgreens Boots Alliance, Inc.
0.950%, 11/17/23	770,000	764,994

		2,558,478

Food Products (0.5%)
B&G Foods, Inc.
5.250%, 4/1/25	140,000	137,375
Cargill, Inc.
4.500%, 6/24/26§	285,000	278,285
JBS USA LUX SA
7.250%, 11/15/53§	760,000	732,844
Mondelez International Holdings Netherlands BV
2.250%, 9/19/24§	240,000	231,807
Post Holdings, Inc.
5.750%, 3/1/27§	117,000	112,320
4.625%, 4/15/30§	137,000	117,306
4.500%, 9/15/31§	361,000	299,630
Sigma Holdco BV
7.875%, 5/15/26§	219,000	181,770
Simmons Foods, Inc.
4.625%, 3/1/29§	455,000	371,962
Unilever Capital Corp.
5.000%, 12/8/33	1,065,000	1,032,245

		3,495,544

Household Products (0.1%)
Central Garden & Pet Co.
4.125%, 10/15/30	76,000	63,422
Energizer Holdings, Inc.
4.750%, 6/15/28§	327,000	282,446
Kronos Acquisition Holdings, Inc.
7.000%, 12/31/27§	273,000	235,463
Spectrum Brands, Inc.
3.875%, 3/15/31§	284,000	230,415

		811,746

Personal Care Products (0.1%)
Herbalife Nutrition Ltd.
7.875%, 9/1/25§	189,000	179,569
Prestige Brands, Inc.
3.750%, 4/1/31§	410,000	329,021

		508,590

Tobacco (0.2%)
BAT Capital Corp.
7.081%, 8/2/53	385,000	362,794
Philip Morris International, Inc.
5.125%, 2/15/30	380,000	364,159
5.625%, 9/7/33	530,000	509,971

		1,236,924

Total Consumer Staples		9,334,574

Energy (2.4%)
Energy Equipment & Services (0.0%)†
Transocean, Inc.
8.750%, 2/15/30§	175,750	179,704

Oil, Gas & Consumable Fuels (2.4%)
Aethon United BR LP
8.250%, 2/15/26§	357,000	354,183
Antero Resources Corp.
7.625%, 2/1/29§	155,000	156,356
Ascent Resources Utica Holdings LLC
7.000%, 11/1/26§	236,000	230,100

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Blue Racer Midstream LLC
7.625%, 12/15/25§	$259,000	$259,971
6.625%, 7/15/26§	255,000	248,625
Callon Petroleum Co.
7.500%, 6/15/30§	166,000	160,466
ConocoPhillips Co.
5.550%, 3/15/54	760,000	719,211
Crescent Energy Finance LLC
7.250%, 5/1/26§	376,000	368,480
Crestwood Midstream Partners LP
5.625%, 5/1/27§	140,000	133,700
6.000%, 2/1/29§	459,000	443,073
7.375%, 2/1/31§	158,000	160,915
CrownRock LP
5.625%, 10/15/25§	390,000	383,741
Delek Logistics Partners LP
6.750%, 5/15/25	380,000	371,450
7.125%, 6/1/28§	235,000	214,564
Devon Energy Corp.
7.875%, 9/30/31	580,000	635,945
Enbridge, Inc.
5.700%, 3/8/33	470,000	450,065
Encino Acquisition Partners Holdings LLC
8.500%, 5/1/28§	249,000	238,642
Energy Transfer LP
7.500%, 7/1/38	170,000	177,888
Genesis Energy LP
8.000%, 1/15/27	133,000	128,179
7.750%, 2/1/28	572,000	540,540
Hess Corp.
7.875%, 10/1/29	200,000	214,943
7.300%, 8/15/31	360,000	381,589
Holly Energy Partners LP
5.000%, 2/1/28§	255,000	234,916
Kinder Morgan Energy Partners LP
4.150%, 2/1/24	225,000	223,491
Kinetik Holdings LP
5.875%, 6/15/30§	323,000	302,813
NuStar Logistics LP
5.750%, 10/1/25	213,000	207,143
6.000%, 6/1/26	165,000	159,225
ONEOK, Inc.
5.550%, 11/1/26	210,000	208,616
Permian Resources Operating LLC
5.875%, 7/1/29§	194,000	182,118
Petroleos Mexicanos
5.350%, 2/12/28	8,740,000	7,072,845
Pioneer Natural Resources Co.
5.100%, 3/29/26	480,000	474,145
Summit Midstream Holdings LLC
9.000%, 10/15/26(e)(k)§	338,000	324,480
Sunoco LP
4.500%, 4/30/30	407,000	351,310
Targa Resources Corp.
6.500%, 2/15/53	380,000	363,371

		17,077,099

Total Energy		17,256,803

Financials (10.4%)
Banks (3.9%)
ABN AMRO Bank NV
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.65%), 6.339%, 9/18/27(k)§	400,000	399,180
AIB Group plc
(SOFR + 3.46%), 7.583%, 10/14/26(k)§	495,000	503,782
ANZ New Zealand Int’l Ltd.
2.166%, 2/18/25§	455,000	432,118
5.355%, 8/14/28§	665,000	653,508
ASB Bank Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.25%), 5.284%, 6/17/32(k)§	485,000	463,308
Bank of America Corp.
(SOFR + 1.33%), 3.384%, 4/2/26(k)	730,000	699,010
(SOFR + 1.91%), 5.288%, 4/25/34(k)	270,000	250,843
Bank of America NA
5.526%, 8/18/26	760,000	756,434
Bank of Ireland Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.65%), 6.253%, 9/16/26(k)§	365,000	363,052
Bank of Montreal
5.717%, 9/25/28	750,000	742,512
Bank of New Zealand
2.000%, 2/21/25§	250,000	236,668
2.285%, 1/27/27§	605,000	540,854
Banque Federative du Credit Mutuel SA
5.790%, 7/13/28§	300,000	297,967
BNP Paribas SA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.50%), 5.335%, 6/12/29(k)§	500,000	485,690
Canadian Imperial Bank of Commerce
5.001%, 4/28/28	610,000	586,049
6.092%, 10/3/33	1,030,000	1,023,462
Citibank NA
5.803%, 9/29/28	1,470,000	1,468,296
Citigroup, Inc.
(SOFR + 2.66%), 6.174%, 5/25/34(k)	435,000	417,784
Citizens Financial Group, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 5.641%, 5/21/37(k)	595,000	498,091
Comerica Bank
2.500%, 7/23/24	250,000	237,303

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Credit Agricole SA
(SOFR + 1.86%), 6.316%, 10/3/29(k)§	$785,000	$784,207
Danske Bank A/S
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.55%), 0.976%, 9/10/25(k)§	1,150,000	1,090,082
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.18%), 6.259%, 9/22/26(k)§	370,000	370,018
DNB Bank ASA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 0.85%), 1.127%, 9/16/26(k)§	350,000	316,262
Federation des Caisses Desjardins du Quebec
5.700%, 3/14/28§	295,000	291,759
Fifth Third Bancorp
(United States SOFR Compounded Index + 2.19%), 6.361%, 10/27/28(k)	275,000	272,545
(SOFR + 2.34%), 6.339%, 7/27/29(k)	430,000	424,549
HSBC Holdings plc
(SOFR + 1.57%), 5.887%, 8/14/27(k)	1,415,000	1,397,694
Huntington Bancshares, Inc.
(SOFR + 2.02%), 6.208%, 8/21/29(k)	535,000	524,200
Huntington National Bank (The)
5.650%, 1/10/30	295,000	279,622
ING Groep NV
(SOFR + 2.09%), 6.114%, 9/11/34(k)	200,000	194,401
Intesa Sanpaolo SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 3.90%), 7.778%, 6/20/54(k)§	460,000	412,818
JPMorgan Chase & Co.
(SOFR + 1.85%), 5.350%, 6/1/34(k)	765,000	726,111
KeyBank NA
5.850%, 11/15/27	370,000	351,257
Lloyds Banking Group plc
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.48%), 5.985%, 8/7/27(k)	815,000	807,516
National Australia Bank Ltd.
4.900%, 6/13/28	455,000	441,255
National Bank of Canada
0.750%, 8/6/24	1,580,000	1,512,337
Nordea Bank Abp
1.500%, 9/30/26§	345,000	302,986
PNC Financial Services Group, Inc. (The)
(SOFR + 1.84%), 5.582%, 6/12/29(k)	715,000	693,892
Royal Bank of Canada
5.200%, 8/1/28	660,000	641,257
Santander Holdings USA, Inc.
(SOFR + 2.70%), 6.565%, 6/12/29(k)	445,000	432,638
Societe Generale SA
2.625%, 1/22/25§	240,000	228,047
Sumitomo Mitsui Financial Group, Inc.
5.852%, 7/13/30	1,070,000	1,054,257
Sumitomo Mitsui Trust Bank Ltd.
2.550%, 3/10/25§	365,000	347,455
Svenska Handelsbanken AB
5.500%, 6/15/28§	770,000	747,655
Swedbank AB
5.472%, 6/15/26§	260,000	256,976
6.136%, 9/12/26§	760,000	755,200
Toronto-Dominion Bank (The)
5.523%, 7/17/28	525,000	517,364
Truist Financial Corp.
(SOFR + 1.85%), 5.122%, 1/26/34(k)	340,000	304,364
UniCredit SpA
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.30%), 2.569%, 9/22/26(k)§	350,000	320,327

		27,854,962

Capital Markets (2.4%)
Ares Capital Corp.
4.250%, 3/1/25	695,000	668,304
2.875%, 6/15/28	475,000	396,722
Ares Finance Co. IV LLC
3.650%, 2/1/52§	305,000	181,118
Aretec Escrow Issuer, Inc.
7.500%, 4/1/29§	171,000	151,335
Bain Capital Specialty Finance, Inc.
2.550%, 10/13/26	450,000	387,915
Bank of New York Mellon Corp. (The)
1.050%, 10/15/26	310,000	271,430
(SOFR + 1.03%), 4.947%, 4/26/27(k)	805,000	785,067
Barings BDC, Inc.
3.300%, 11/23/26	170,000	148,409
Blackstone Private Credit Fund
2.625%, 12/15/26	670,000	576,676
Blackstone Secured Lending Fund
2.850%, 9/30/28	385,000	314,411
Blue Owl Capital Corp.
3.750%, 7/22/25	260,000	243,299
Blue Owl Credit Income Corp.
7.750%, 9/16/27	105,000	104,174
7.950%, 6/13/28§	615,000	610,305

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Blue Owl Finance LLC
4.375%, 2/15/32§	$365,000	$289,788
Blue Owl Technology Finance Corp.
4.750%, 12/15/25§	820,000	759,117
Credit Suisse AG
5.000%, 7/9/27	425,000	408,142
Deutsche Bank AG
(SOFR + 2.52%), 7.146%, 7/13/27(k)	385,000	387,327
FS KKR Capital Corp.
3.125%, 10/12/28	365,000	296,510
Goldman Sachs Group, Inc. (The)
(SOFR + 1.08%), 5.798%, 8/10/26(k)	1,535,000	1,523,217
Golub Capital BDC, Inc.
2.500%, 8/24/26	3,605,000	3,155,117
Hercules Capital, Inc.
3.375%, 1/20/27	525,000	458,352
Jefferies Financial Group, Inc.
5.875%, 7/21/28	495,000	484,498
Macquarie Group Ltd.
(SOFR + 2.38%), 5.887%, 6/15/34(k)§	250,000	235,629
Main Street Capital Corp.
3.000%, 7/14/26	395,000	349,007
Morgan Stanley Direct Lending Fund
4.500%, 2/11/27	315,000	291,658
S&P Global, Inc.
5.250%, 9/15/33§	140,000	136,646
Sixth Street Specialty Lending, Inc.
6.950%, 8/14/28	150,000	148,336
State Street Corp.
5.272%, 8/3/26	595,000	589,658
UBS AG
5.650%, 9/11/28	1,240,000	1,222,053
UBS Group AG
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 2.00%), 6.301%, 9/22/34(k)§	1,685,000	1,646,163

		17,220,383

Consumer Finance (1.5%)
AerCap Ireland Capital DAC
3.150%, 2/15/24	155,000	153,192
Ally Financial, Inc.
7.100%, 11/15/27	555,000	553,596
(SOFR + 3.26%), 6.992%, 6/13/29(k)	135,000	132,193
American Express Co.
(SOFR + 1.28%), 5.282%, 7/27/29(k)	755,000	731,617
(SOFR + 1.84%), 5.043%, 5/1/34(k)	460,000	422,909
American Honda Finance Corp.
5.125%, 7/7/28	490,000	482,838
Avolon Holdings Funding Ltd.
5.500%, 1/15/26§	390,000	377,416
Bread Financial Holdings, Inc.
4.750%, 12/15/24§	234,000	225,810
7.000%, 1/15/26§	266,000	246,050
Capital One Financial Corp.
(SOFR + 0.69%), 1.343%, 12/6/24(k)	575,000	568,057
(SOFR + 2.64%), 6.312%, 6/8/29(k)	670,000	655,434
Caterpillar Financial Services Corp.
5.150%, 8/11/25	420,000	417,772
Ford Motor Credit Co. LLC
2.300%, 2/10/25	268,000	250,245
6.950%, 6/10/26	200,000	199,096
4.950%, 5/28/27	250,000	234,063
7.350%, 3/6/30	200,000	202,500
4.000%, 11/13/30	410,000	343,375
General Motors Financial Co., Inc.
6.050%, 10/10/25	1,075,000	1,069,438
GGAM Finance Ltd.
8.000%, 6/15/28§	320,000	318,534
Harley-Davidson Financial Services, Inc.
6.500%, 3/10/28§	905,000	892,882
Hyundai Capital Services, Inc.
2.125%, 4/24/25§	270,000	253,670
John Deere Capital Corp.
4.950%, 7/14/28	335,000	330,023
Synchrony Financial
4.875%, 6/13/25	320,000	307,027
Toyota Motor Credit Corp.
5.250%, 9/11/28	875,000	870,524
4.550%, 5/17/30	535,000	506,253

		10,744,514

Financial Services (1.0%)
Antares Holdings LP
3.750%, 7/15/27§	625,000	536,860
Armor Holdco, Inc.
8.500%, 11/15/29§	206,000	178,427
Corebridge Financial, Inc.
6.050%, 9/15/33§	465,000	452,173
Element Fleet Management Corp.
3.850%, 6/15/25§	110,000	104,719
6.271%, 6/26/26§	650,000	648,026
Fiserv, Inc.
5.625%, 8/21/33	555,000	536,005
Freedom Mortgage Corp.
6.625%, 1/15/27§	218,000	191,567
12.000%, 10/1/28§	228,000	231,420
Global Payments, Inc.
1.500%, 11/15/24	450,000	427,111
Jackson Financial, Inc.
4.000%, 11/23/51	65,000	40,745
LSEGA Financing plc
0.650%, 4/6/24§	865,000	840,855
ORIX Corp.
3.250%, 12/4/24	230,000	221,857
PHH Mortgage Corp.
7.875%, 3/15/26§	185,000	165,101
Rocket Mortgage LLC
2.875%, 10/15/26§	189,000	165,386

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Shift4 Payments LLC
4.625%, 11/1/26§	$406,000	$382,655
Synchrony Bank
5.400%, 8/22/25	465,000	447,552
United Wholesale Mortgage LLC
5.500%, 4/15/29§	729,000	614,090
Verscend Escrow Corp.
9.750%, 8/15/26§	677,000	675,308
Western Union Co. (The)
1.350%, 3/15/26	175,000	155,762

		7,015,619

Insurance (1.6%)
Alliant Holdings Intermediate LLC
6.750%, 10/15/27§	252,000	234,990
Allianz SE
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.350%, 9/6/53(k)§	400,000	386,500
Arthur J Gallagher & Co.
3.050%, 3/9/52	525,000	302,329
Brighthouse Financial Global Funding
1.200%, 12/15/23§	335,000	331,738
1.750%, 1/13/25§	85,000	80,175
BroadStreet Partners, Inc.
5.875%, 4/15/29§	286,000	252,395
CNO Global Funding
2.650%, 1/6/29§	775,000	646,327
F&G Annuities & Life, Inc.
7.400%, 1/13/28	495,000	495,689
F&G Global Funding
5.150%, 7/7/25§	485,000	470,505
2.000%, 9/20/28§	125,000	101,345
Five Corners Funding Trust III
5.791%, 2/15/33§	290,000	284,482
GA Global Funding Trust
1.250%, 12/8/23§	255,000	252,345
2.250%, 1/6/27§	775,000	677,890
Great-West Lifeco US Finance 2020 LP
0.904%, 8/12/25§	160,000	145,400
Hill City Funding Trust
4.046%, 8/15/41§	350,000	223,984
HUB International Ltd.
7.000%, 5/1/26§	416,000	413,908
Jackson National Life Global Funding
1.750%, 1/12/25§	600,000	563,827
Marsh & McLennan Cos., Inc.
2.250%, 11/15/30	300,000	240,020
Met Tower Global Funding
0.700%, 4/5/24§	860,000	838,512
MetLife, Inc.
5.375%, 7/15/33	480,000	461,455
New York Life Global Funding
5.450%, 9/18/26§	755,000	752,765
Northwestern Mutual Global Funding
4.900%, 6/12/28§	775,000	753,321
Principal Life Global Funding II
0.750%, 4/12/24§	550,000	535,931
Protective Life Global Funding
0.781%, 7/5/24§	630,000	605,360
4.714%, 7/6/27§	435,000	417,884
RGA Global Funding
2.700%, 1/18/29§	520,000	440,419
Trustage Financial Group, Inc.
4.625%, 4/15/32§	290,000	241,865

		11,151,361

Total Financials		73,986,839

Health Care (1.1%)
Biotechnology (0.0%)†
Grifols SA
4.750%, 10/15/28§	210,000	179,287

Health Care Equipment & Supplies (0.2%)
Garden Spinco Corp.
8.625%, 7/20/30§	223,000	233,035
GE HealthCare Technologies, Inc.
5.550%, 11/15/24	620,000	617,020
Medline Borrower LP
3.875%, 4/1/29§	290,000	243,971
5.250%, 10/1/29§	378,000	325,553
Varex Imaging Corp.
7.875%, 10/15/27§	198,000	198,495

		1,618,074

Health Care Providers & Services (0.4%)
AdaptHealth LLC
6.125%, 8/1/28§	229,000	198,085
5.125%, 3/1/30§	250,000	194,375
CVS Health Corp.
5.875%, 6/1/53	570,000	523,124
HealthEquity, Inc.
4.500%, 10/1/29§	418,000	360,007
Heartland Dental LLC
10.500%, 4/30/28§	305,000	306,906
McKesson Corp.
1.300%, 8/15/26	245,000	217,634
Star Parent, Inc.
9.000%, 10/1/30§	188,000	189,921
Tenet Healthcare Corp.
4.875%, 1/1/26	335,000	321,181
6.125%, 6/15/30	220,000	206,024
US Acute Care Solutions LLC
6.375%, 3/1/26§	359,000	307,842

		2,825,099

Health Care Technology (0.1%)
IQVIA, Inc.
5.000%, 10/15/26§	200,000	190,000
5.700%, 5/15/28§	750,000	728,257

		918,257

Life Sciences Tools & Services (0.0%)†
Fortrea Holdings, Inc.
7.500%, 7/1/30§	165,000	161,287

Pharmaceuticals (0.4%)
Bausch Health Cos., Inc.
5.500%, 11/1/25§	493,000	436,305
11.000%, 9/30/28§	206,000	138,731

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Catalent Pharma Solutions, Inc.
5.000%, 7/15/27§	$384,000	$351,374
3.500%, 4/1/30§	295,000	242,880
Cheplapharm Arzneimittel GmbH
5.500%, 1/15/28§	405,000	365,737
Johnson & Johnson
3.400%, 1/15/38	405,000	325,437
Organon & Co.
5.125%, 4/30/31§	200,000	160,500
Pfizer Investment Enterprises Pte. Ltd.
5.300%, 5/19/53	485,000	449,680

		2,470,644

Total Health Care		8,172,648

Industrials (2.2%)
Aerospace & Defense (0.1%)
Rolls-Royce plc
5.750%, 10/15/27§	400,000	385,800

Air Freight & Logistics (0.0%)†
Forward Air Corp.
9.500%, 10/15/31§	201,000	200,246

Building Products (0.3%)
Advanced Drainage Systems, Inc.
6.375%, 6/15/30§	80,000	76,618
AmeriTex HoldCo Intermediate LLC
10.250%, 10/15/28§	253,000	250,343
Camelot Return Merger Sub, Inc.
8.750%, 8/1/28§	181,000	174,289
CP Atlas Buyer, Inc.
7.000%, 12/1/28§	220,000	172,700
Emerald Debt Merger Sub LLC
6.625%, 12/15/30§	406,000	391,798
Fortune Brands Innovations, Inc.
4.500%, 3/25/52	345,000	253,964
New Enterprise Stone & Lime Co., Inc.
5.250%, 7/15/28§	232,000	207,640
Standard Industries, Inc.
4.375%, 7/15/30§	278,000	230,045
Summit Materials LLC
5.250%, 1/15/29§	178,000	161,090

		1,918,487

Commercial Services & Supplies (0.6%)
ACCO Brands Corp.
4.250%, 3/15/29§	369,000	308,115
ADT Security Corp. (The)
4.875%, 7/15/32§	280,000	233,100
Allied Universal Holdco LLC
6.625%, 7/15/26§	512,000	484,316
9.750%, 7/15/27§	474,000	421,860
6.000%, 6/1/29§	48,000	35,760
Aramark Services, Inc.
5.000%, 4/1/25§	360,000	352,966
Garda World Security Corp.
9.500%, 11/1/27§	560,000	535,500
6.000%, 6/1/29§	405,000	330,111
GFL Environmental, Inc.
5.125%, 12/15/26§	296,000	281,200
Madison IAQ LLC
5.875%, 6/30/29§	125,000	100,625
Matthews International Corp.
5.250%, 12/1/25§	789,000	758,426
Neptune Bidco US, Inc.
9.290%, 4/15/29§	237,000	214,781
OPENLANE, Inc.
5.125%, 6/1/25§	118,000	114,313
Williams Scotsman, Inc.
7.375%, 10/1/31§	328,000	326,032

		4,497,105

Construction & Engineering (0.1%)
Brand Industrial Services, Inc.
10.375%, 8/1/30§	65,000	65,333
Dycom Industries, Inc.
4.500%, 4/15/29§	270,000	234,225
Pike Corp.
5.500%, 9/1/28§	322,000	281,750
Weekley Homes LLC
4.875%, 9/15/28§	196,000	169,050

		750,358

Ground Transportation (0.5%)
CSX Corp.
5.200%, 11/15/33	575,000	557,157
EquipmentShare.com, Inc.
9.000%, 5/15/28§	246,000	235,668
NESCO Holdings II, Inc.
5.500%, 4/15/29§	453,000	399,206
Norfolk Southern Corp.
5.350%, 8/1/54	385,000	351,102
Penske Truck Leasing Co. LP
5.550%, 5/1/28§	345,000	334,361
6.050%, 8/1/28§	405,000	399,331
Ryder System, Inc.
3.350%, 9/1/25	160,000	152,511
Watco Cos. LLC
6.500%, 6/15/27§	538,000	502,900
XPO Escrow Sub LLC
7.500%, 11/15/27§	234,000	237,596
XPO, Inc.
7.125%, 6/1/31§	272,000	267,213

		3,437,045

Machinery (0.2%)
ATS Corp.
4.125%, 12/15/28§	324,000	286,335
Chart Industries, Inc.
7.500%, 1/1/30§	277,000	278,385
CNH Industrial Capital LLC
3.950%, 5/23/25	400,000	387,802
5.500%, 1/12/29	480,000	471,393
Daimler Truck Finance North America LLC
5.400%, 9/20/28§	315,000	308,643

		1,732,558

Professional Services (0.2%)
Dun & Bradstreet Corp. (The)
5.000%, 12/15/29§	315,000	270,976
Equifax, Inc.
5.100%, 6/1/28	610,000	589,004

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Science Applications International Corp.
4.875%, 4/1/28§	$261,000	$236,046
VT Topco, Inc.
8.500%, 8/15/30§	223,000	220,783

		1,316,809

Trading Companies & Distributors (0.2%)
Air Lease Corp.
1.875%, 8/15/26	300,000	266,396
Aircastle Ltd.
2.850%, 1/26/28§	450,000	381,565
6.500%, 7/18/28§	260,000	255,296
Beacon Roofing Supply, Inc.
6.500%, 8/1/30§	210,000	202,912
WESCO Distribution, Inc.
7.125%, 6/15/25§	60,000	60,192
7.250%, 6/15/28§	380,000	382,850

		1,549,211

Total Industrials		15,787,619

Information Technology (2.4%)
Communications Equipment (0.1%)
CommScope Technologies LLC
6.000%, 6/15/25§	267,000	250,313
CommScope, Inc.
6.000%, 3/1/26§	406,000	378,688
8.250%, 3/1/27§	287,000	187,770
4.750%, 9/1/29§	436,000	317,190

		1,133,961

Electronic Equipment, Instruments & Components (0.3%)
Avnet, Inc.
6.250%, 3/15/28	480,000	478,253
5.500%, 6/1/32	275,000	252,045
CDW LLC
3.276%, 12/1/28	725,000	622,681
Flex Ltd.
6.000%, 1/15/28	370,000	367,273
Likewize Corp.
9.750%, 10/15/25§	249,000	245,887

		1,966,139

IT Services (0.3%)
Ahead DB Holdings LLC
6.625%, 5/1/28§	293,000	247,172
DXC Technology Co.
2.375%, 9/15/28	790,000	641,370
ION Trading Technologies Sarl
5.750%, 5/15/28§	400,000	347,800
Northwest Fiber LLC
6.000%, 2/15/28§	141,000	115,267
Presidio Holdings, Inc.
8.250%, 2/1/28§	254,000	242,382
Unisys Corp.
6.875%, 11/1/27§	410,000	306,987

		1,900,978

Semiconductors & Semiconductor Equipment (0.2%)
Broadcom, Inc.
4.000%, 4/15/29§	375,000	338,902
Micron Technology, Inc.
6.750%, 11/1/29	725,000	737,193
Qorvo, Inc.
1.750%, 12/15/24§	165,000	155,016

		1,231,111

Software (1.1%)
ACI Worldwide, Inc.
5.750%, 8/15/26§	373,000	360,878
Alteryx, Inc.
8.750%, 3/15/28§	296,000	295,260
AthenaHealth Group, Inc.
6.500%, 2/15/30§	508,000	424,180
Boxer Parent Co., Inc.
7.125%, 10/2/25§	300,000	298,128
Camelot Finance SA
4.500%, 11/1/26§	334,000	308,553
Capstone Borrower, Inc.
8.000%, 6/15/30§	188,000	183,535
Central Parent LLC
8.000%, 6/15/29§	185,000	184,537
Central Parent, Inc.
7.250%, 6/15/29§	218,000	210,512
Clarivate Science Holdings Corp.
4.875%, 7/1/29§	562,000	476,851
Cloud Software Group, Inc.
6.500%, 3/31/29§	194,000	171,690
9.000%, 9/30/29§	341,000	296,244
Gen Digital, Inc.
5.000%, 4/15/25§	462,000	451,028
7.125%, 9/30/30§	267,000	262,327
Helios Software Holdings, Inc.
4.625%, 5/1/28§	334,000	287,240
Intuit, Inc.
5.500%, 9/15/53	370,000	353,421
McAfee Corp.
7.375%, 2/15/30§	528,000	440,880
NCR Corp.
5.000%, 10/1/28§	342,000	306,569
5.125%, 4/15/29§	501,000	441,997
Open Text Corp.
6.900%, 12/1/27§	198,000	198,481
Open Text Holdings, Inc.
4.125%, 12/1/31§	526,000	418,317
Oracle Corp.
3.850%, 7/15/36	170,000	134,189
Rocket Software, Inc.
6.500%, 2/15/29§	425,000	350,625
SS&C Technologies, Inc.
5.500%, 9/30/27§	636,000	597,840
ZoomInfo Technologies LLC
3.875%, 2/1/29§	783,000	652,959

		8,106,241

Technology Hardware, Storage & Peripherals (0.4%)
Dell International LLC
3.375%, 12/15/41§	2,750,000	1,831,736
Hewlett Packard Enterprise Co.
5.250%, 7/1/28	610,000	595,095
NCR Atleos Escrow Corp.
9.500%, 4/1/29§	303,000	293,153

		2,719,984

Total Information Technology		17,058,414

Materials (1.5%)
Chemicals (0.6%)
Avient Corp.
7.125%, 8/1/30§	283,000	278,047

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
Axalta Coating Systems LLC
4.750%, 6/15/27§	$300,000	$277,875
Celanese US Holdings LLC
6.700%, 11/15/33	280,000	272,406
FMC Corp.
6.375%, 5/18/53	385,000	339,571
HB Fuller Co.
4.250%, 10/15/28	177,000	156,645
Illuminate Buyer LLC
9.000%, 7/1/28§	726,000	686,978
INEOS Quattro Finance 2 plc
3.375%, 1/15/26§	200,000	183,500
LSF11 A5 HoldCo LLC
6.625%, 10/15/29§	244,000	201,629
Minerals Technologies, Inc.
5.000%, 7/1/28§	359,000	329,275
NOVA Chemicals Corp.
4.875%, 6/1/24§	166,000	162,605
Nufarm Australia Ltd.
5.000%, 1/27/30§	334,000	294,755
Olin Corp.
5.625%, 8/1/29	198,000	185,749
Olympus Water US Holding Corp.
4.250%, 10/1/28§	402,000	326,633
6.250%, 10/1/29§	200,000	155,000
WR Grace Holdings LLC
5.625%, 8/15/29§	529,000	427,829

		4,278,497

Containers & Packaging (0.7%)
Amcor Flexibles North America, Inc.
4.000%, 5/17/25	280,000	270,716
ARD Finance SA
6.500%, 6/30/27 PIK§	410,000	309,550
Ardagh Metal Packaging Finance USA LLC
4.000%, 9/1/29§	210,000	162,750
Ardagh Packaging Finance plc
4.125%, 8/15/26§	200,000	182,356
Ball Corp.
6.875%, 3/15/28	238,000	238,595
Clydesdale Acquisition Holdings, Inc.
8.750%, 4/15/30§	382,000	326,912
Crown Americas LLC
5.250%, 4/1/30	256,000	237,107
Intelligent Packaging Ltd. Finco, Inc.
6.000%, 9/15/28§	345,000	301,012
LABL, Inc.
6.750%, 7/15/26§	298,000	287,943
10.500%, 7/15/27§	522,000	489,375
5.875%, 11/1/28§	189,000	169,627
Mauser Packaging Solutions Holding Co.
7.875%, 8/15/26§	302,000	291,430
9.250%, 4/15/27§	624,000	544,378
Owens-Brockway Glass Container, Inc.
6.625%, 5/13/27§	276,000	268,769
7.250%, 5/15/31§	211,000	205,725
Sealed Air Corp.
6.125%, 2/1/28§	150,000	145,680
Trivium Packaging Finance BV
5.500%, 8/15/26(e)§	450,000	419,625

		4,851,550

Metals & Mining (0.2%)
First Quantum Minerals Ltd.
7.500%, 4/1/25§	720,000	717,207
Glencore Funding LLC
6.500%, 10/6/33§	525,000	522,838
Kaiser Aluminum Corp.
4.500%, 6/1/31§	313,000	247,270
Northern Star Resources Ltd.
6.125%, 4/11/33§	300,000	279,427

		1,766,742

Total Materials		10,896,789

Real Estate (0.8%)
Diversified REITs (0.1%)
VICI Properties LP (REIT)
4.625%, 6/15/25§	308,000	297,433

Health Care REITs (0.0%)†
Healthpeak OP LLC (REIT)
5.250%, 12/15/32	310,000	288,216

Hotel & Resort REITs (0.1%)
Park Intermediate Holdings LLC (REIT)
5.875%, 10/1/28§	283,000	257,035
4.875%, 5/15/29§	400,000	340,000
XHR LP (REIT)
6.375%, 8/15/25§	291,000	284,883
4.875%, 6/1/29§	131,000	111,022

		992,940

Office REITs (0.1%)
Hudson Pacific Properties LP (REIT)
5.950%, 2/15/28	425,000	353,558
Piedmont Operating Partnership LP (REIT)
3.150%, 8/15/30	65,000	45,487

		399,045

Real Estate Management & Development (0.1%)
Cushman & Wakefield US Borrower LLC
6.750%, 5/15/28§	344,000	317,374
Greystar Real Estate Partners LLC
7.750%, 9/1/30§	380,000	376,200
Howard Hughes Corp. (The)
4.375%, 2/1/31§	355,000	272,463

		966,037

Specialized REITs (0.4%)
Equinix, Inc. (REIT)
2.500%, 5/15/31	3,408,000	2,660,297
Iron Mountain, Inc. (REIT)
5.000%, 7/15/28§	354,000	322,458

		2,982,755

Total Real Estate		5,926,426

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount		Value (Note 1)
Utilities (0.9%)
Electric Utilities (0.6%)
AEP Transmission Co. LLC
Series N 2.750%, 8/15/51		$150,000	$86,335
American Electric Power Co., Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.875%, 2/15/62(k)		395,000	319,959
Edison International
4.700%, 8/15/25		760,000	742,405
Entergy Corp.
0.900%, 9/15/25		145,000	131,466
Interstate Power & Light Co.
5.700%, 10/15/33		245,000	241,344
3.100%, 11/30/51		355,000	208,710
Nevada Power Co.
6.000%, 3/15/54		420,000	405,308
New England Power Co.
2.807%, 10/6/50§		130,000	74,738
Public Service Electric & Gas Co.
2.700%, 5/1/50		40,000	23,567
Southern California Edison Co.
5.650%, 10/1/28		320,000	318,564
5.875%, 12/1/53		305,000	287,637
Southwestern Public Service Co.
Series 8 3.150%, 5/1/50		75,000	45,809
Vistra Operations Co. LLC
5.125%, 5/13/25§		630,000	614,420
Xcel Energy, Inc.
5.450%, 8/15/33		505,000	481,712

			3,981,974

Gas Utilities (0.0%)†
Southwest Gas Corp.
3.180%, 8/15/51		405,000	232,985

Independent Power and Renewable Electricity Producers (0.0%)†
AES Corp. (The)
3.300%, 7/15/25§		110,000	104,162

Multi-Utilities (0.2%)
DTE Energy Co.
4.220%, 11/1/24(e)		775,000	759,279
Sempra
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.125%, 4/1/52(k)		435,000	348,844
Southern Co. Gas Capital Corp.
5.750%, 9/15/33		325,000	318,773

			1,426,896

Water Utilities (0.1%)
Solaris Midstream Holdings LLC
7.625%, 4/1/26§		488,000	469,846

Total Utilities			6,215,863

Total Corporate Bonds			193,007,285

Foreign Government Securities (5.0%)
Mex Bonos Desarr Fix Rt
7.500%, 5/26/33	MXN	210,000,000	10,275,691
Notas do Tesouro Nacional
10.000%, 1/1/33	BRL	31,830,000	5,757,166
Republic of South Africa
Series 2048 8.750%, 2/28/48	ZAR	543,400,000	19,907,068

Total Foreign Government Securities			35,939,925

Mortgage-Backed Securities (28.6%)
FHLMC UMBS
4.000%, 6/1/38		$7,401	6,880
4.000%, 8/1/48		106,534	96,296
4.000%, 11/1/48		6,040	5,454
4.000%, 2/1/49		48,350	43,643
4.000%, 7/1/49		228,599	206,202
4.000%, 12/1/49		6,292	5,670
2.500%, 5/1/50		343,911	275,111
2.500%, 6/1/50		366,558	293,227
2.000%, 11/1/50		263,621	202,087
2.500%, 3/1/52		3,714,919	2,953,746
2.500%, 4/1/52		5,846,138	4,648,286
3.000%, 4/1/52		2,775,711	2,300,791
4.000%, 7/1/52		14,803,483	13,212,026
4.000%, 10/1/52		3,289,172	2,933,512
5.500%, 12/1/52		2,800,408	2,710,959
FNMA UMBS
4.000%, 10/1/48		255,994	231,233
3.500%, 8/1/49		2,063,514	1,801,091
3.000%, 7/1/50		1,753,155	1,463,602
3.000%, 8/1/50		787,300	657,268
2.500%, 9/1/50		196,415	157,060
3.500%, 1/1/51		2,645,288	2,308,052
2.000%, 2/1/52		20,181,012	15,369,526
2.000%, 3/1/52		1,136,793	866,119
3.000%, 3/1/52		2,755,272	2,283,849
3.000%, 4/1/52		5,940,410	4,924,015
2.500%, 5/1/52		2,856,585	2,270,388
3.000%, 5/1/52		5,896,348	4,892,712
4.000%, 6/1/52		15,901,759	14,193,474
3.000%, 7/1/52		2,790,162	2,312,770
3.500%, 8/1/52		3,182,339	2,744,317
5.000%, 10/1/52		1,047,408	990,996
5.000%, 11/1/52		16,244,596	15,364,603
5.500%, 12/1/52		7,014,291	6,790,246
5.500%, 1/1/53		17,167,517	16,619,166
GNMA
3.500%, 12/20/49		529,970	470,528
3.000%, 5/20/52		3,298,802	2,797,928
3.000%, 6/20/52		3,210,706	2,723,208
5.000%, 10/20/52		4,095,463	3,887,799
5.500%, 10/20/52		12,370,565	12,013,578
5.000%, 2/20/53		7,260,954	6,888,244
5.500%, 2/20/53		4,255,438	4,133,965
5.000%, 3/20/53		7,863,384	7,462,207
5.500%, 4/20/53		15,043,455	14,609,334
5.500%, 5/20/53		9,239,124	8,972,503

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

	Principal Amount	Value (Note 1)
5.000%, 6/20/53	$5,843,896	$5,541,641
5.500%, 6/20/53	3,395,736	3,297,742
6.000%, 8/20/53	5,726,805	5,680,991

Total Mortgage-Backed Securities		204,614,045

U.S. Treasury Obligations (26.3%)
U.S. Treasury Bonds
1.750%, 8/15/41	15,960,000	9,926,648
2.000%, 11/15/41	5,505,000	3,567,429
3.250%, 5/15/42	1,800,000	1,433,340
3.375%, 8/15/42	3,370,000	2,728,968
3.875%, 2/15/43	1,490,000	1,295,720
3.875%, 5/15/43	1,575,000	1,368,213
1.625%, 11/15/50	710,000	371,138
2.375%, 5/15/51	7,640,000	4,839,265
2.875%, 5/15/52	74,240,000	52,571,608
3.000%, 8/15/52	2,350,000	1,710,354
3.625%, 5/15/53	5,245,000	4,337,322
U.S. Treasury Notes
4.625%, 6/30/25	1,495,000	1,482,211
4.750%, 7/31/25	1,505,000	1,495,019
5.000%, 8/31/25	2,915,000	2,909,195
3.875%, 12/31/27	3,595,000	3,485,417
3.625%, 3/31/28	1,530,000	1,467,245
3.500%, 4/30/28	6,890,000	6,569,169
3.625%, 5/31/28	6,235,000	5,977,854
4.000%, 6/30/28	1,435,000	1,397,029
4.125%, 7/31/28	2,075,000	2,030,730
4.375%, 8/31/28	2,570,000	2,545,122
4.125%, 11/15/32	2,190,000	2,112,520
3.375%, 5/15/33	3,955,000	3,588,112
3.875%, 8/15/33	72,280,000	68,304,961

Total U.S. Treasury Obligations		187,514,589

Total Long-Term Debt Securities (94.5%) (Cost $743,933,210)		675,182,909

Total Investments in Securities (94.5%) (Cost $743,933,210)		675,182,909
Other Assets Less Liabilities (5.5%)		38,966,862

Net Assets (100%)		$714,149,771

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

†	Percent shown is less than 0.05%.

§

Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At September 30, 2023, the market value of these securities amounted to $139,295,049 or 19.5% of net assets.

(e)	Step Bond - Coupon rate increases or decreases in increments to maturity. Rate disclosed is as of September 30, 2023. Maturity date disclosed is the ultimate maturity date.

(k)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of September 30, 2023.

(l)

Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of September 30, 2023.

(h)

Defaulted security. A security is classified as defaulted if the issuer files for bankruptcy or fails to make a scheduled interest or principal payment within the grace period set forth in the security’s governing documents.

(r)	Fair value determined using significant unobservable inputs.

Glossary:
BRL	— Brazilian Real
CHF	— Swiss Franc
CLP	— Chilean Peso
COP	— Colombian Peso
CZK	— Czech Koruna
EUR	— European Currency Unit
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GBP	— British Pound
GNMA	— Government National Mortgage Association
HUF	— Hungarian Forint
IO	— Interest Only
JPY	— Japanese Yen
MXN	— Mexican Peso
NOK	— Norwegian Krone
PIK	— Payment-in Kind Security
REIT	— Real Estate Investment Trust
SEK	— Swedish Krona
SOFR	— Secured Overnight Financing Rate
UMBS	— Uniform Mortgage-Backed Securities
USD	— United States Dollar
ZAR	— South African Rand

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Futures contracts outstanding as of September 30, 2023 (Note 1):

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount ($)	Value and Unrealized Appreciation (Depreciation) ($)
Long Contracts
U.S. Treasury 5 Year Note	3,023	12/2023	USD	318,501,391	(2,885,516)
U.S. Treasury 10 Year Note	28	12/2023	USD	3,025,750	(59,422)
U.S. Treasury 10 Year Ultra Note	194	12/2023	USD	21,643,125	(24,525)
U.S. Treasury Ultra Bond	61	12/2023	USD	7,239,938	(453,123)

					(3,422,586)

Short Contracts
Japan 10 Year Bond	(103)	12/2023	JPY	(99,912,206)	869,972

					869,972

					(2,552,614)

Forward Foreign Currency Contracts outstanding as of September 30, 2023 (Note 1):

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation) ($)
USD	6,948,341	SEK	74,300,000	Goldman Sachs Bank USA	10/17/2023	143,918
BRL	8,200,000	USD	1,626,242	HSBC Bank plc**	10/19/2023	1,176
USD	17,671,645	BRL	88,550,000	HSBC Bank plc**	10/19/2023	97,519
USD	9,425,378	EUR	8,520,000	JPMorgan Chase Bank	11/7/2023	404,102
USD	21,778,248	ZAR	411,500,000	Goldman Sachs Bank USA	11/15/2023	128,865
USD	44,825,419	GBP	35,650,000	JPMorgan Chase Bank	12/8/2023	1,310,757
USD	35,209,075	CHF	31,100,000	Goldman Sachs Bank USA	12/12/2023	962,305
USD	676,622	CHF	600,000	HSBC Bank plc	12/12/2023	15,913
USD	17,116,355	JPY	2,486,000,000	Citibank NA	12/15/2023	274,031
NOK	268,600,000	USD	24,982,793	Morgan Stanley	1/18/2024	203,708

Total unrealized appreciation						3,542,294

SEK	192,800,000	USD	18,922,924	Goldman Sachs Bank USA	10/17/2023	(1,266,226)
USD	10,593,296	SEK	118,500,000	Morgan Stanley	10/17/2023	(258,980)
BRL	52,220,000	USD	10,598,311	HSBC Bank plc**	10/19/2023	(234,439)
COP	57,750,000,000	USD	14,394,452	JPMorgan Chase Bank**	10/30/2023	(356,813)
USD	13,621,216	COP	57,750,000,000	JPMorgan Chase Bank**	10/30/2023	(416,423)
EUR	6,570,000	USD	7,172,075	Morgan Stanley	11/7/2023	(215,528)
CLP	9,500,000,000	USD	11,057,698	HSBC Bank plc**	11/8/2023	(396,342)
USD	10,496,068	CLP	9,500,000,000	HSBC Bank plc**	11/8/2023	(165,288)
HUF	7,060,000,000	USD	19,708,465	Morgan Stanley	11/14/2023	(691,204)
USD	18,736,730	HUF	7,060,000,000	Barclays Bank plc	11/14/2023	(280,530)
ZAR	12,400,000	USD	653,465	Barclays Bank plc	11/15/2023	(1,090)
ZAR	27,000,000	USD	1,435,028	Goldman Sachs Bank USA	11/15/2023	(14,534)
CZK	13,000,000	USD	570,817	Barclays Bank plc	11/16/2023	(8,405)
CZK	634,000,000	USD	27,737,906	Citibank NA	11/16/2023	(309,483)
CZK	242,000,000	USD	10,567,501	Morgan Stanley	11/16/2023	(97,977)
GBP	9,300,000	USD	11,808,443	Barclays Bank plc	12/8/2023	(456,792)
GBP	20,790,000	USD	25,380,012	HSBC Bank plc	12/8/2023	(3,580)
GBP	5,560,000	USD	7,072,737	JPMorgan Chase Bank	12/8/2023	(286,159)
USD	10,488,325	CHF	9,590,000	Goldman Sachs Bank USA	12/12/2023	(72,013)
JPY	11,308,000,000	USD	77,838,046	JPMorgan Chase Bank	12/15/2023	(1,227,828)
JPY	178,000,000	USD	1,222,722	Morgan Stanley	12/15/2023	(16,795)

Total unrealized depreciation						(6,776,429)

Net unrealized depreciation						(3,234,135)

**	Non-deliverable forward.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Centrally Cleared Credit default swap contracts outstanding - buy protection as of September 30, 2023 (Note 1):

Reference Obligation/Index	Financing Rate (Paid) / Received by the Portfolio (%)	Frequency of Payments Made/Received	Maturity Date	Implied Credit Spread (%)	Notional Amount	Upfront (Payments) Receipts ($)	Unrealized Appreciation (Depreciation) ($)	Value ($)
CDX North American High Yield Index Series 40-V1	5.00	Quarterly	6/20/2028	4.54	USD 35,050,000	(600,358)	(40,250)	(640,608)
iTraxx Europe Crossover Index Series 40-V1	5.00	Quarterly	12/20/2028	4.26	EUR 31,900,000	(766,659)	(293,248)	(1,059,907)

Total Centrally Cleared Credit default swap contracts outstanding						(1,367,017)	(333,498)	(1,700,515)

OTC Interest rate swap contracts outstanding as of September 30, 2023 (Note 1):

Reference Entity	Payments Made by Portfolio	Payments Received by Portfolio	Frequency of Payments Made/Received	Counterparty	Maturity Date	Notional Amount	Value and Unrealized Appreciation (Depreciation) ($)
3 month STIBOR	3.05% and decrease in total return of index	Increase in total return of index	At termination	JPMorgan Chase Bank	4/25/2033	SEK 234,300,000	577,797

							577,797

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

EQ/CORE PLUS BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)(a)		Total
Assets:
Asset-Backed Securities	$—	$36,481,516	$—		$36,481,516
Collateralized Mortgage Obligation	—	321,668	—		321,668
Commercial Mortgage-Backed Securities	—	15,436,181	—		15,436,181
Convertible Bond
Information Technology	—	1,867,700	—		1,867,700
Corporate Bonds
Communication Services	—	9,416,319	—		9,416,319
Consumer Discretionary	—	18,954,991	—	(b)	18,954,991
Consumer Staples	—	9,334,574	—		9,334,574
Energy	—	17,256,803	—		17,256,803
Financials	—	73,986,839	—		73,986,839
Health Care	—	8,172,648	—		8,172,648
Industrials	—	15,787,619	—		15,787,619
Information Technology	—	17,058,414	—		17,058,414
Materials	—	10,896,789	—		10,896,789
Real Estate	—	5,926,426	—		5,926,426
Utilities	—	6,215,863	—		6,215,863
Foreign Government Securities	—	35,939,925	—		35,939,925
Forward Currency Contracts	—	3,542,294	—		3,542,294
Futures	869,972	—	—		869,972
Mortgage-Backed Securities	—	204,614,045	—		204,614,045
OTC Interest Rate Swaps	—	577,797	—		577,797
U.S. Treasury Obligations	—	187,514,589	—		187,514,589

Total Assets	$869,972	$679,303,000	$—		$680,172,972

Liabilities:
Centrally Cleared Credit Default Swaps	$—	$(333,498)	$—		$(333,498)
Forward Currency Contracts	—	(6,776,429)	—		(6,776,429)
Futures	(3,422,586)	—	—		(3,422,586)

Total Liabilities	$(3,422,586)	$(7,109,927)	$—		$(10,532,513)

Total	$(2,552,614)	$672,193,073	$—		$669,640,459

(a)

It is the Portfolio’s policy to recognize transfers of financial instruments between levels of hierarchy as of the end of the period. Transfers to Level 3 are the result of unobservable inputs relevant to the fair value measurement of a security becoming available. A security with a market value of $0 transferred from Level 2 to Level 3 at the end of the period due to unobservable market data.

(b)	Value is zero.

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,749,192
Aggregate gross unrealized depreciation	(79,436,838)

Net unrealized depreciation	$(73,687,646)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$741,961,088

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (30.4%)
EQ/American Century Mid Cap Value Portfolio‡	19,658	$406,510
EQ/Emerging Markets Equity PLUS Portfolio‡	78,858	657,619
EQ/Equity 500 Index Portfolio‡	54,735	3,515,104
EQ/International Equity Index Portfolio‡	99,368	996,282
EQ/Janus Enterprise Portfolio*‡	37,433	775,110
EQ/MFS International Growth Portfolio‡	86,564	601,036
EQ/Small Company Index Portfolio‡	40,845	414,519
EQ/Value Equity Portfolio‡	18,274	356,276
Multimanager Aggressive Equity Portfolio*‡	7,767	469,147

Total Equity		8,191,603

Fixed Income (69.8%)
1290 Diversified Bond Fund‡	430,934	3,533,656
1290 VT High Yield Bond Portfolio‡	316,388	2,754,631
EQ/Core Bond Index Portfolio‡	271,597	2,451,959
EQ/Core Plus Bond Portfolio‡	1,114,514	3,702,160
EQ/Long-Term Bond Portfolio‡	291,428	1,901,687
EQ/PIMCO Ultra Short Bond Portfolio‡	219,864	2,203,618
EQ/Quality Bond PLUS Portfolio‡	299,305	2,258,179

Total Fixed Income		18,805,890

Total Investments in Securities (100.2%) (Cost $27,504,280)		26,997,493
Other Assets Less Liabilities (-0.2%)		(52,317)

Net Assets (100%)		$26,945,176

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	19,658	710,952	18,778	(314,973)	129,914	(138,161)	406,510	—	—
EQ/Emerging Markets Equity PLUS Portfolio	78,858	840,892	17,069	(225,430)	(6,233)	31,321	657,619	—	—
EQ/Equity 500 Index Portfolio	54,735	3,863,304	99,007	(933,492)	604,192	(117,907)	3,515,104	—	—
EQ/International Equity Index Portfolio	99,368	1,589,603	35,848	(765,402)	37,424	98,809	996,282	—	—
EQ/Janus Enterprise Portfolio*	37,433	1,300,818	22,190	(664,059)	72,982	43,179	775,110	—	—
EQ/MFS International Growth Portfolio	86,564	873,106	20,485	(339,516)	24,401	22,560	601,036	—	—
EQ/Small Company Index Portfolio	40,845	501,544	13,656	(116,344)	28,504	(12,841)	414,519	—	—
EQ/Value Equity Portfolio	18,274	537,295	13,657	(221,344)	(5,709)	32,377	356,276	—	—
Multimanager Aggressive Equity Portfolio*	7,767	505,200	13,656	(156,344)	48,470	58,165	469,147	—	—
Fixed Income
1290 Diversified Bond Fund	430,934	3,605,699	276,194	—	—	(348,237)	3,533,656	86,192	—
1290 VT High Yield Bond Portfolio	316,388	2,948,865	166,454	(523,547)	(30,183)	193,042	2,754,631	—	—
EQ/Core Bond Index Portfolio	271,597	2,748,812	531,506	(843,492)	(2,743)	17,876	2,451,959	—	—
EQ/Core Plus Bond Portfolio	1,114,514	4,276,508	302,057	(741,691)	(69,418)	(65,296)	3,702,160	—	—
EQ/Long-Term Bond Portfolio	291,428	2,369,459	47,798	(407,203)	(109,474)	1,107	1,901,687	—	—
EQ/PIMCO Ultra Short Bond Portfolio	219,864	1,958,274	460,848	(305,402)	125	89,773	2,203,618	—	—
EQ/Quality Bond PLUS Portfolio	299,305	2,786,526	299,802	(828,949)	(55,352)	56,152	2,258,179	—	—

Total		31,416,857	2,339,005	(7,387,188)	666,900	(38,081)	26,997,493	86,192	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,533,656	$23,463,837	$—	$26,997,493

Total Assets	$3,533,656	$23,463,837	$—	$26,997,493

Total Liabilities	$—	$—	$—	$—

Total	$3,533,656	$23,463,837	$—	$26,997,493

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,972,218
Aggregate gross unrealized depreciation	(4,555,574)

Net unrealized depreciation	$(583,356)

Federal income tax cost of investments in securities and derivative instruments, if applicable	$27,580,849

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (57.1%)
EQ/American Century Mid Cap Value Portfolio‡	177,694	$3,674,534
EQ/Emerging Markets Equity PLUS Portfolio‡	647,339	5,398,346
EQ/Equity 500 Index Portfolio‡	531,891	34,158,075
EQ/International Equity Index Portfolio‡	1,187,970	11,910,848
EQ/Janus Enterprise Portfolio*‡	249,679	5,170,048
EQ/MFS International Growth Portfolio‡	984,381	6,834,783
EQ/Small Company Index Portfolio‡	737,637	7,486,003
EQ/Value Equity Portfolio‡	130,334	2,541,077
Multimanager Aggressive Equity Portfolio*‡	35,158	2,123,629

Total Equity		79,297,343

Fixed Income (42.9%)
1290 Diversified Bond Fund‡	1,114,168	9,136,178
1290 VT High Yield Bond Portfolio‡	1,136,657	9,896,301
EQ/Core Bond Index Portfolio‡	910,313	8,218,240
EQ/Core Plus Bond Portfolio‡	3,451,095	11,463,748
EQ/Long-Term Bond Portfolio‡	1,079,079	7,041,429
EQ/PIMCO Ultra Short Bond Portfolio‡	652,158	6,536,336
EQ/Quality Bond PLUS Portfolio‡	961,947	7,257,646

Total Fixed Income		59,549,878

Total Investments in Securities (100.0%) (Cost $120,258,139)		138,847,221
Other Assets Less Liabilities (0.0%)†		(65,705)

Net Assets (100%)		$138,781,516

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	177,694	4,696,035	94,110	(999,673)	50,420	(166,358)	3,674,534	—	—
EQ/Emerging Markets Equity PLUS Portfolio	647,339	5,609,588	136,888	(479,525)	1,444	129,951	5,398,346	—	—
EQ/Equity 500 Index Portfolio	531,891	32,871,755	864,104	(3,767,001)	1,439,851	2,749,366	34,158,075	—	—
EQ/International Equity Index Portfolio	1,187,970	14,117,264	316,553	(3,688,901)	97,861	1,068,071	11,910,848	—	—
EQ/Janus Enterprise Portfolio*	249,679	5,545,792	94,109	(879,673)	(1,023)	410,843	5,170,048	—	—
EQ/MFS International Growth Portfolio	984,381	7,327,547	179,665	(979,376)	2,121	304,826	6,834,783	—	—
EQ/Small Company Index Portfolio	737,637	8,358,131	222,443	(1,349,228)	(3,400)	258,057	7,486,003	—	—
EQ/Value Equity Portfolio	130,334	2,745,342	77,000	(419,733)	(2,390)	140,858	2,541,077	—	—
Multimanager Aggressive Equity Portfolio*	35,158	2,145,678	68,444	(559,762)	12,737	456,532	2,123,629	—	—
Fixed Income
1290 Diversified Bond Fund	1,114,168	8,518,483	1,519,061	—	—	(901,366)	9,136,178	204,060	—
1290 VT High Yield Bond Portfolio	1,136,657	9,168,261	1,015,998	(809,198)	2,698	518,542	9,896,301	—	—
EQ/Core Bond Index Portfolio	910,313	7,620,044	1,533,775	(959,050)	334	23,137	8,218,240	—	—
EQ/Core Plus Bond Portfolio	3,451,095	11,307,024	1,558,775	(959,050)	(2,726)	(440,275)	11,463,748	—	—
EQ/Long-Term Bond Portfolio	1,079,079	7,953,890	196,775	(689,317)	(84,157)	(335,762)	7,041,429	—	—
EQ/PIMCO Ultra Short Bond Portfolio	652,158	5,779,939	909,777	(419,584)	439	265,765	6,536,336	—	—
EQ/Quality Bond PLUS Portfolio	961,947	7,469,039	768,776	(959,050)	(1,251)	(19,868)	7,257,646	—	—

Total		141,233,812	9,556,253	(17,918,121)	1,512,958	4,462,319	138,847,221	204,060	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$9,136,178	$129,711,043	$—	$138,847,221

Total Assets	$9,136,178	$129,711,043	$—	$138,847,221

Total Liabilities	$—	$—	$—	$—

Total	$9,136,178	$129,711,043	$—	$138,847,221

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,662,459
Aggregate gross unrealized depreciation	(13,228,415)

Net unrealized appreciation	$18,434,044

Federal income tax cost of investments in securities and derivative instruments, if applicable	$120,413,177

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (74.3%)
EQ/American Century Mid Cap Value Portfolio‡	165,986	$3,432,429
EQ/Emerging Markets Equity PLUS Portfolio‡	1,119,071	9,332,256
EQ/Equity 500 Index Portfolio‡	1,101,138	70,715,178
EQ/International Equity Index Portfolio‡	2,223,800	22,296,309
EQ/Janus Enterprise Portfolio*‡	272,050	5,633,264
EQ/MFS International Growth Portfolio‡	1,851,925	12,858,339
EQ/Small Company Index Portfolio‡	1,739,545	17,653,999
EQ/Value Equity Portfolio‡	240,678	4,692,433
Multimanager Aggressive Equity Portfolio*‡	48,174	2,909,800

Total Equity		149,524,007

Fixed Income (25.7%)
1290 Diversified Bond Fund‡	764,485	6,268,778
1290 VT High Yield Bond Portfolio‡	1,135,309	9,884,572
EQ/Core Bond Index Portfolio‡	779,749	7,039,518
EQ/Core Plus Bond Portfolio‡	2,937,285	9,756,989
EQ/Long-Term Bond Portfolio‡	1,037,641	6,771,025
EQ/PIMCO Ultra Short Bond Portfolio‡	544,623	5,458,557
EQ/Quality Bond PLUS Portfolio‡	863,323	6,513,555

Total Fixed Income		51,692,994

Total Investments in Securities (100.0%) (Cost $163,400,164)		201,217,001
Other Assets Less Liabilities (0.0%)†		(58,438)

Net Assets (100%)		$201,158,563

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	165,986	3,667,941	200,776	(305,510)	107	(130,885)	3,432,429	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,119,071	8,980,606	573,647	(415,742)	(9)	193,754	9,332,256	—	—
EQ/Equity 500 Index Portfolio	1,101,138	62,867,837	3,986,840	(4,319,405)	177,032	8,002,874	70,715,178	—	—
EQ/International Equity Index Portfolio	2,223,800	23,038,362	1,319,386	(3,956,206)	(5,826)	1,900,593	22,296,309	—	—
EQ/Janus Enterprise Portfolio*	272,050	5,352,912	200,777	(295,510)	(548)	375,633	5,633,264	—	—
EQ/MFS International Growth Portfolio	1,851,925	12,714,786	774,421	(1,111,251)	29	480,354	12,858,339	—	—
EQ/Small Company Index Portfolio	1,739,545	17,473,248	1,147,292	(1,451,483)	(980)	485,922	17,653,999	—	—
EQ/Value Equity Portfolio	240,678	4,536,494	286,824	(357,871)	(510)	227,496	4,692,433	—	—
Multimanager Aggressive Equity Portfolio*	48,174	2,339,067	229,458	(166,297)	(74)	507,646	2,909,800	—	—
Fixed Income
1290 Diversified Bond Fund	764,485	5,586,856	1,298,463	—	—	(616,541)	6,268,778	133,462	—
1290 VT High Yield Bond Portfolio	1,135,309	8,247,203	1,531,283	(374,168)	66	480,188	9,884,572	—	—
EQ/Core Bond Index Portfolio	779,749	5,977,752	1,444,964	(394,955)	(35)	11,792	7,039,518	—	—
EQ/Core Plus Bond Portfolio	2,937,285	8,294,641	2,236,283	(374,169)	22	(399,788)	9,756,989	—	—
EQ/Long-Term Bond Portfolio	1,037,641	7,069,991	430,234	(311,806)	161	(417,555)	6,771,025	—	—
EQ/PIMCO Ultra Short Bond Portfolio	544,623	4,388,582	1,024,458	(166,297)	48	211,766	5,458,557	—	—
EQ/Quality Bond PLUS Portfolio	863,323	5,935,664	981,283	(374,168)	(63)	(29,161)	6,513,555	—	—

Total		186,471,942	17,666,389	(14,374,838)	169,420	11,284,088	201,217,001	133,462	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$6,268,778	$194,948,223	$—	$201,217,001

Total Assets	$6,268,778	$194,948,223	$—	$201,217,001

Total Liabilities	$—	$—	$—	$—

Total	$6,268,778	$194,948,223	$—	$201,217,001

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$49,401,883
Aggregate gross unrealized depreciation	(11,773,347)

Net unrealized appreciation	$37,628,536

Federal income tax cost of investments in securities and derivative instruments, if applicable	$163,588,465

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (84.6%)
EQ/American Century Mid Cap Value Portfolio‡	189,653	$3,921,838
EQ/Emerging Markets Equity PLUS Portfolio‡	1,090,162	9,091,179
EQ/Equity 500 Index Portfolio‡	1,172,073	75,270,656
EQ/International Equity Index Portfolio‡	2,388,925	23,951,886
EQ/Janus Enterprise Portfolio*‡	193,006	3,996,525
EQ/MFS International Growth Portfolio‡	1,852,794	12,864,373
EQ/Small Company Index Portfolio‡	1,837,885	18,652,018
EQ/Value Equity Portfolio‡	281,900	5,496,137
Multimanager Aggressive Equity Portfolio*‡	46,378	2,801,315

Total Equity		156,045,927

Fixed Income (15.4%)
1290 Diversified Bond Fund‡	423,729	3,474,577
1290 VT High Yield Bond Portfolio‡	639,730	5,569,810
EQ/Core Bond Index Portfolio‡	403,913	3,646,500
EQ/Core Plus Bond Portfolio‡	1,623,419	5,392,627
EQ/Long-Term Bond Portfolio‡	617,395	4,028,751
EQ/PIMCO Ultra Short Bond Portfolio‡	274,702	2,753,238
EQ/Quality Bond PLUS Portfolio‡	476,792	3,597,277

Total Fixed Income		28,462,780

Total Investments in Securities (100.0%) (Cost $149,842,441)		184,508,707
Other Assets Less Liabilities (0.0%)†		(55,964)

Net Assets (100%)		$184,452,743

*	Non-income producing.

†	Percent shown is less than 0.05%.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	189,653	4,191,365	149,335	(267,604)	372	(151,630)	3,921,838	—	—
EQ/Emerging Markets Equity PLUS Portfolio	1,090,162	8,691,855	522,674	(306,615)	18	183,247	9,091,179	—	—
EQ/Equity 500 Index Portfolio	1,172,073	66,141,937	4,007,167	(3,450,712)	(12,439)	8,584,703	75,270,656	—	—
EQ/International Equity Index Portfolio	2,388,925	23,369,313	1,344,019	(2,668,438)	3,768	1,903,224	23,951,886	—	—
EQ/Janus Enterprise Portfolio*	193,006	3,727,162	149,335	(137,604)	(146)	257,778	3,996,525	—	—
EQ/MFS International Growth Portfolio	1,852,794	12,371,328	746,678	(698,021)	(152)	444,540	12,864,373	—	—
EQ/Small Company Index Portfolio	1,837,885	18,302,313	1,144,905	(1,281,632)	(195)	486,627	18,652,018	—	—
EQ/Value Equity Portfolio	281,900	5,121,122	298,671	(175,208)	(52)	251,604	5,496,137	—	—
Multimanager Aggressive Equity Portfolio*	46,378	2,366,883	199,114	(286,806)	(2,140)	524,264	2,801,315	—	—
Fixed Income
1290 Diversified Bond Fund	423,729	2,650,516	1,169,351	—	—	(345,290)	3,474,577	64,351	—
1290 VT High Yield Bond Portfolio	639,730	4,702,965	768,671	(175,208)	17	273,365	5,569,810	—	—
EQ/Core Bond Index Portfolio	403,913	2,953,990	848,782	(160,608)	28	4,308	3,646,500	—	—
EQ/Core Plus Bond Portfolio	1,623,419	4,196,988	1,559,003	(131,405)	(125)	(231,834)	5,392,627	—	—
EQ/Long-Term Bond Portfolio	617,395	3,991,521	424,004	(131,406)	(27)	(255,341)	4,028,751	—	—
EQ/PIMCO Ultra Short Bond Portfolio	274,702	2,368,842	344,445	(73,003)	(4)	112,958	2,753,238	—	—
EQ/Quality Bond PLUS Portfolio	476,792	3,167,085	593,892	(146,007)	16	(17,709)	3,597,277	—	—

Total		168,315,185	14,270,046	(10,090,277)	(11,061)	12,024,814	184,508,707	64,351	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$3,474,577	$181,034,130	$—	$184,508,707

Total Assets	$3,474,577	$181,034,130	$—	$184,508,707

Total Liabilities	$—	$—	$—	$—

Total	$3,474,577	$181,034,130	$—	$184,508,707

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,639,583
Aggregate gross unrealized depreciation	(8,054,187)

Net unrealized appreciation	$34,585,396

Federal income tax cost of investments in securities and derivative instruments, if applicable	$149,923,311

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
Equity (94.9%)
EQ/American Century Mid Cap Value Portfolio‡	62,194	$1,286,108
EQ/Emerging Markets Equity PLUS Portfolio‡	558,173	4,654,768
EQ/Equity 500 Index Portfolio‡	591,118	37,961,640
EQ/International Equity Index Portfolio‡	1,238,440	12,416,872
EQ/Janus Enterprise Portfolio*‡	51,371	1,063,717
EQ/MFS International Growth Portfolio‡	1,174,555	8,155,199
EQ/Small Company Index Portfolio‡	1,028,179	10,434,610
EQ/Value Equity Portfolio‡	201,238	3,923,489
Multimanager Aggressive Equity Portfolio*‡	40,372	2,438,566

Total Equity		82,334,969

Fixed Income (5.2%)
1290 Diversified Bond Fund‡	52,797	432,932
1290 VT High Yield Bond Portfolio‡	163,654	1,424,856
EQ/Core Bond Index Portfolio‡	67,262	607,234
EQ/Core Plus Bond Portfolio‡	217,812	723,521
EQ/Long-Term Bond Portfolio‡	112,052	731,187
EQ/PIMCO Ultra Short Bond Portfolio‡	19,511	195,550
EQ/Quality Bond PLUS Portfolio‡	53,318	402,270

Total Fixed Income		4,517,550

Total Investments in Securities (100.1%) (Cost $82,716,365)		86,852,519
Other Assets Less Liabilities (-0.1%)		(64,820)

Net Assets (100%)		$86,787,699

*	Non-income producing.

‡	All, or a portion, of the security is an affiliated company as defined under the Investment Company Act of 1940.

The holdings in affiliated Investment Companies are all Class K shares except for the following: 1290 Diversified Bond Fund are Class I shares.

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

Investments in companies which were affiliates for nine months ended September 30, 2023, were as follows:

Security Description	Shares at September 30, 2023	Market Value December 31, 2022 ($)	Purchases at Cost ($)	Proceeds from Sales ($)	Net Realized Gain (Loss) ($)	Change in Unrealized Appreciation/ (Depreciation) ($)	Market Value September 30, 2023 ($)	Dividend/ Interest Income ($)	Capital Gain Distributions ($)
INVESTMENT COMPANIES:
Equity
EQ/American Century Mid Cap Value Portfolio	62,194	1,261,910	150,116	(74,873)	131	(51,176)	1,286,108	—	—
EQ/Emerging Markets Equity PLUS Portfolio	558,173	3,964,092	690,539	(68,416)	(11)	68,564	4,654,768	—	—
EQ/Equity 500 Index Portfolio	591,118	29,562,629	5,164,021	(661,632)	(346)	3,896,968	37,961,640	—	—
EQ/International Equity Index Portfolio	1,238,440	10,367,081	1,741,356	(512,527)	339	820,623	12,416,872	—	—
EQ/Janus Enterprise Portfolio*	51,371	895,246	120,093	(11,898)	(2)	60,278	1,063,717	—	—
EQ/MFS International Growth Portfolio	1,174,555	7,031,728	1,200,935	(283,984)	(17)	206,537	8,155,199	—	—
EQ/Small Company Index Portfolio	1,028,179	9,152,826	1,591,239	(517,654)	147	208,052	10,434,610	—	—
EQ/Value Equity Portfolio	201,238	3,277,379	540,420	(53,543)	(3)	159,236	3,923,489	—	—
Multimanager Aggressive Equity Portfolio*	40,372	1,890,312	360,280	(240,695)	(1,049)	429,718	2,438,566	—	—
Fixed Income
1290 Diversified Bond Fund	52,797	310,178	168,486	—	—	(45,732)	432,932	8,485	—
1290 VT High Yield Bond Portfolio	163,654	920,818	465,140	(17,848)	2	56,744	1,424,856	—	—
EQ/Core Bond Index Portfolio	67,262	419,657	200,093	(11,898)	2	(620)	607,234	—	—
EQ/Core Plus Bond Portfolio	217,812	424,592	340,046	(5,948)	2	(35,171)	723,521	—	—
EQ/Long-Term Bond Portfolio	112,052	478,916	315,070	(8,924)	1	(53,876)	731,187	—	—
EQ/PIMCO Ultra Short Bond Portfolio	19,511	142,799	45,000	—	—	7,751	195,550	—	—
EQ/Quality Bond PLUS Portfolio	53,318	202,840	205,000	—	—	(5,570)	402,270	—	—

Total		70,303,003	13,297,834	(2,469,840)	(804)	5,722,326	86,852,519	8,485	—

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

TARGET 2055 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

September 30, 2023 (Unaudited)

The following is a summary of the inputs, summarized in three broad levels, used to value the Portfolio’s assets and liabilities carried at fair value as of September 30, 2023:

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investment Type	Level 1 Quoted prices in active markets for identical securities	Level 2 Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)	Level 3 Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)	Total
Assets:
Investment Companies
Investment Companies	$432,932	$86,419,587	$—	$86,852,519

Total Assets	$432,932	$86,419,587	$—	$86,852,519

Total Liabilities	$—	$—	$—	$—

Total	$432,932	$86,419,587	$—	$86,852,519

As of September 30, 2023, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments in securities and derivative instruments, if applicable, for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,222,510
Aggregate gross unrealized depreciation	(4,160,907)

Net unrealized appreciation	$4,061,603

Federal income tax cost of investments in securities and derivative instruments, if applicable	$82,790,916

See Notes to Portfolio of Investments.

EQ PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

September 30, 2023 (Unaudited)

Note 1 Valuation

The Board of Trustees (the “Board”) of the EQ Premier VIP Trust (the “Trust”) is primarily responsible for overseeing that appropriate valuation methods are used to price securities and other investments for each series (each, a “Portfolio” and collectively, the “Portfolios”) of the Trust. Section 2(a)(41) of the Investment Company Act of 1940, as amended (the “1940 Act”), requires portfolios to value their portfolio investments using: (i) the market value of their portfolio securities when market quotations are “readily available” and (ii) the investment’s fair value, as determined in good faith by the Board, when a market quotation for a portfolio security is not readily available or if the investment is not a security. Rule 2a-5 under the 1940 Act (“Rule 2a-5”) permits the Board to designate a “valuation designee” to perform the fair value determinations for any and all Portfolio investments, subject to Board oversight and certain other requirements designed to facilitate the Board’s ability to effectively oversee fair value determinations. Pursuant to Rule 2a-5, the Board designated Equitable Investment Management Group, LLC, the Trust’s investment adviser (the “Adviser”), as the Portfolios’ valuation designee. As the Portfolios’ valuation designee, the Adviser is responsible for determining fair value in good faith for any and all Portfolio investments. The Adviser has adopted pricing procedures (“Pricing Procedures”) to establish methods for valuing portfolio securities and other investments held by the Trust and its respective Portfolios, in accordance with Section 2(a)(41) of the 1940 Act and Rule 2a-5. The Board has delegated the responsibility of calculating the net asset values (“NAVs”) of each of the Trust’s Portfolios and classes pursuant to these Pricing Procedures to the Trust’s administrator, Equitable Investment Management, LLC (the “Administrator”). The Administrator has entered into a sub-administration agreement with JPMorgan Chase Bank, N.A. (the “Sub-Administrator”), to assist in performing certain duties, including the calculation of the Portfolios’ NAVs. The valuation designee has established a valuation committee (the “Committee”) with day-to-day responsibility for, among other things, determining when market values for assets held by the Trust are not readily available, determining the fair value of any such asset and making the actual calculation of the fair value of any such asset in accordance with the Pricing Procedures. The Committee is comprised of senior employees from the Adviser.

Due to the inherent uncertainty of the valuation of securities for which market quotations are not readily available, the fair value of such securities may differ significantly from the values that would have been used had a ready market for such securities existed.

Various inputs are used in determining the value of each Portfolio’s assets or liabilities carried at fair value. These inputs are summarized in three broad levels below:

•	Level 1 - quoted prices in active markets for identical assets

•	Level 2 - other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 - significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

A summary of inputs used to value each Portfolio’s assets and liabilities carried at fair value as of September 30, 2023, is included in the Portfolio of Investments for each Portfolio. Changes in valuation techniques may result in transfers in or out of an investment’s assigned level.

Transfers into and transfers out of Level 3 are included in the Level 3 reconciliation following the Portfolio of Investments for each Portfolio, if any. Transfers between levels may be due to a decline, or an increase, in market activity (e.g., frequency of trades), which may result in a lack of, or increase in, available observable market inputs to determine price.

The inputs or methodology used to fair value securities are not necessarily an indication of the risk associated with investing in those securities. An investment’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement.

The Committee has the ability to meet and review reports based on the valuation techniques used to fair value Level 3 securities. As part of a review, the Committee would consider obtaining updates from its pricing vendors and Sub-Advisers for fair valued securities. For example, with respect to model driven prices, the Committee could receive reports regarding a review and recalculation of pricing models and related discounts. For those securities which are valued based on broker quotes, the Committee may evaluate variances between existing broker quotes and any alternative broker quotes provided by a Sub-Adviser or other pricing source.

To substantiate unobservable inputs used in a fair valuation, the Committee may perform an independent verification as well as additional research for fair value notifications received from the pricing agents. Among other factors, particular areas of focus may include: description of security, historical pricing, intra-day price movement, last trade information, corporate actions, related securities, any available company news and announcements, any available trade data or other information. The Committee also notes the materiality of holdings and price changes on a Portfolio’s NAV.

The Committee reviews and considers changes in value for all fair valued securities that have occurred since the last review.

Events or circumstances affecting the values of Portfolio securities that occur between the closing of their principal markets and

EQ PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Concluded)

September 30, 2023 (Unaudited)

the time the NAV is determined may be reflected in the Trust’s calculation of a NAV for each applicable Portfolio when the Committee deems that the particular event or circumstance would materially affect such Portfolio’s NAV.

Accounting for Derivative Instruments:

Derivatives accounted for as hedging instruments must be disclosed separately from those that do not qualify for hedge accounting. Even though the Portfolios may use derivatives in an attempt to achieve an economic hedge, the Portfolio’s derivatives are not accounted for as hedging instruments because the Portfolios account for their derivatives at fair value and record any changes in fair value in current period earnings. All open derivative positions at period end are reflected on each respective Portfolio’s Portfolio of Investments.

For more information on each Portfolio’s policy regarding valuation of investments and other significant accounting policies, please refer to the Portfolio’s most recent semi-annual or annual report.